UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

This report on Form N-CSR relates solely to the Registrant's High Income Portfolio series (the "Fund").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
High Income Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting results") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to
June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 998.30	$ 3.53
HypotheticalA	$ 1,000.00	$ 1,021.33	$ 3.57
Service Class
Actual	$ 1,000.00	$ 998.30	$ 3.97
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.02
Service Class 2
Actual	$ 1,000.00	$ 996.60	$ 4.77
HypotheticalA	$ 1,000.00	$ 1,020.09	$ 4.82
Initial Class R
Actual	$ 1,000.00	$ 1,000.00	$ 3.48
HypotheticalA	$ 1,000.00	$ 1,021.38	$ 3.52
Service Class R
Actual	$ 1,000.00	$ 1,000.00	$ 3.98
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.02
Service Class 2R
Actual	$ 1,000.00	$ 996.60	$ 4.72
HypotheticalA	$ 1,000.00	$ 1,020.14	$ 4.77
Investor Class
Actual	$ 1,000.00	$ 1,000.00	$ 3.73
HypotheticalA	$ 1,000.00	$ 1,021.13	$ 3.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Shareholder Expense Example - continued

Annualized Expense Ratio
Initial Class	.71%
Service Class	.80%
Service Class 2.96%
Initial Class R	.70%
Service Class R	.80%
Service Class 2R	.95%
Investor Class	.75%

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of June 30, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ship Finance International Ltd.	2.1	1.9
MGM Mirage, Inc.	2.1	2.4
HCA, Inc.	2.0	1.8
Intelsat Ltd.	1.8	1.6
Texas Competitive Electric Holdings Co. LLC	1.6	0.9
	9.6
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	10.6	12.4
Telecommunications	9.3	8.8
Electric Utilities	9.1	5.9
Gaming	7.6	7.6
Healthcare	7.2	7.1
Quality Diversification (% of fund's net assets)
As of June 30, 2008	As of December 31, 2007
BBB 1.4%	BBB 1.5%
BB 34.1%	BB 35.7%
B 44.6%	B 37.6%
CCC,CC,C 11.6%	CCC,CC,C 12.3%
Not Rated 1.8%	Not Rated 1.2%
Equities 2.0%	Equities 1.0%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 10.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of June 30, 2008*		As of December 31, 2007**
	Nonconvertible Bonds 86.7%		Nonconvertible Bonds 80.3%
	Convertible Bonds, Preferred Stocks 2.7%		Convertible Bonds, Preferred Stocks 2.1%
	Floating Rate Loans 6.1%		Floating Rate Loans 6.9%
	Short-Term Investments and Net Other Assets 4.5%		Short-Term Investments and Net Other Assets 10.7%
* Foreign investments	18.9%	** Foreign investments	16.6%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 87.4%
	Principal Amount	Value
Convertible Bonds - 0.7%
Technology - 0.7%
Advanced Micro Devices, Inc. 6% 5/1/15	$ 3,030,000	$ 1,921,929
Lucent Technologies, Inc. 2.875% 6/15/25	2,407,000	1,900,784
Nortel Networks Corp.:
1.75% 4/15/12 (d)	4,651,000	3,444,624
1.75% 4/15/12	630,000	466,591
		7,733,928
Nonconvertible Bonds - 86.7%
Aerospace - 0.7%
Alliant Techsystems, Inc. 6.75% 4/1/16	1,325,000	1,278,625
Bombardier, Inc. 7.45% 5/1/34 (d)	3,561,000	3,400,755
Sequa Corp.:
11.75% 12/1/15 (d)	2,085,000	1,824,375
13.5% 12/1/15 pay-in-kind (d)	1,045,000	939,586
		7,443,341
Air Transportation - 2.4%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	9,180,000	7,711,200
6.977% 11/23/22	617,202	432,041
8.608% 10/1/12	535,000	473,475
AMR Corp. 9% 8/1/12	1,980,000	970,200
Continental Airlines, Inc.:
7.875% 7/2/18	1,069,795	748,857
9.558% 9/1/19	1,571,113	1,178,335
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	1,101,795	980,598
7.73% 9/15/12	303,607	266,415
8.388% 5/1/22	561,285	468,673
9.798% 4/1/21	7,898,101	6,792,367
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	1,628,648	1,221,486
8.954% 8/10/14 (d)	1,686,230	1,264,672
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,175,000	940,000
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19	3,041,813	2,220,524
		25,668,843
Automotive - 1.5%
Ford Motor Co.:
6.5% 8/1/18	1,110,000	649,350
7.45% 7/16/31	1,120,000	652,400

	Principal Amount	Value
Ford Motor Credit Co. LLC:
5.7% 1/15/10	$ 2,085,000	$ 1,778,859
7% 10/1/13	425,000	312,375
7.25% 10/25/11	425,000	329,358
7.375% 10/28/09	2,115,000	1,926,298
7.875% 6/15/10	1,055,000	910,631
9.875% 8/10/11	1,045,000	880,483
General Motors Acceptance Corp.:
6.75% 12/1/14	421,000	273,650
6.875% 9/15/11	3,170,000	2,234,850
7% 2/1/12	2,115,000	1,470,151
8% 11/1/31	425,000	274,125
General Motors Corp. 7.2% 1/15/11	2,425,000	1,867,250
GMAC LLC:
6% 4/1/11	2,195,000	1,558,042
6% 12/15/11	1,705,000	1,159,400
6.625% 5/15/12	425,000	281,563
		16,558,785
Broadcasting - 0.3%
Nexstar Broadcasting, Inc. 7% 1/15/14	835,000	726,450
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (d)	3,645,000	2,706,413
		3,432,863
Building Materials - 0.6%
Nortek, Inc. 10% 12/1/13 (d)	4,510,000	4,261,950
Ply Gem Industries, Inc. 11.75% 6/15/13 (d)	2,095,000	1,927,400
		6,189,350
Cable TV - 3.8%
Cablevision Systems Corp. 8% 4/15/12	3,895,000	3,671,038
Charter Communications Holdings I LLC:
9.92% 4/1/14	5,570,000	3,342,000
11.125% 1/15/14	2,175,000	1,239,750
12.125% 1/15/15 (c)	2,915,000	1,807,300
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	4,330,000	3,204,200
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	4,875,000	4,826,250
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (d)	1,400,000	1,330,000
10.875% 9/15/14 (d)	1,985,000	2,044,550
CSC Holdings, Inc.:
6.75% 4/15/12	2,165,000	2,024,275
8.5% 6/15/15 (d)	3,850,000	3,782,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
EchoStar Communications Corp.:
6.375% 10/1/11	$ 2,560,000	$ 2,476,800
7% 10/1/13	2,405,000	2,293,769
7.75% 5/31/15 (d)	2,680,000	2,606,300
Kabel Deutschland GmbH 10.625% 7/1/14	4,635,000	4,727,700
Videotron Ltd. 9.125% 4/15/18 (d)	1,705,000	1,785,988
		41,162,545
Capital Goods - 1.6%
Leucadia National Corp.:
7% 8/15/13	850,000	841,500
7.125% 3/15/17	6,835,000	6,629,950
Sensus Metering Systems, Inc. 8.625% 12/15/13	4,325,000	4,108,750
SPX Corp. 7.625% 12/15/14 (d)	220,000	224,950
Terex Corp. 8% 11/15/17	6,045,000	5,999,663
		17,804,813
Chemicals - 1.9%
Chemtura Corp. 6.875% 6/1/16	2,640,000	2,191,200
Equistar Chemicals LP 7.55% 2/15/26	1,750,000	1,168,125
Momentive Performance Materials, Inc. 9.75% 12/1/14	9,250,000	7,931,875
Nalco Co.:
7.75% 11/15/11	3,005,000	2,978,706
8.875% 11/15/13	260,000	265,200
Nell AF Sarl 8.375% 8/15/15 (d)	765,000	493,425
NOVA Chemicals Corp.:
5.9525% 11/15/13 (e)	4,610,000	3,912,738
6.5% 1/15/12	2,005,000	1,804,500
		20,745,769
Consumer Products - 0.4%
Jostens Holding Corp. 0% 12/1/13 (b)	3,050,000	2,958,500
Revlon Consumer Products Corp. 9.5% 4/1/11	1,560,000	1,427,400
		4,385,900
Containers - 0.9%
Berry Plastics Corp. 7.5675% 2/15/15 (e)	1,995,000	1,910,213
BWAY Corp. 10% 10/15/10	4,245,000	4,245,000
Greif, Inc. 6.75% 2/1/17	3,525,000	3,401,625
		9,556,838
Diversified Financial Services - 0.5%
Residential Capital Corp. 8.375% 6/30/10	4,525,000	1,900,500
Residential Capital LLC 8.5% 5/15/10 (d)	4,701,000	3,948,840
		5,849,340

	Principal Amount	Value
Diversified Media - 1.6%
LBI Media Holdings, Inc. 0% 10/15/13 (b)	$ 5,300,000	$ 4,346,000
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)	1,185,000	814,688
10% 8/1/14	2,270,000	2,287,025
10% 8/1/14 (d)	1,700,000	1,712,750
Quebecor Media, Inc.:
7.75% 3/15/16	5,920,000	5,505,600
7.75% 3/15/16	2,880,000	2,678,400
		17,344,463
Electric Utilities - 8.1%
AES Corp.:
7.75% 3/1/14	3,685,000	3,620,513
7.75% 10/15/15	2,560,000	2,508,800
8% 10/15/17	1,915,000	1,876,700
Aquila, Inc. 14.875% 7/1/12	2,825,000	3,277,000
Dynegy Holdings, Inc.:
8.375% 5/1/16	3,405,000	3,302,850
8.75% 2/15/12	2,205,000	2,238,075
Edison Mission Energy 7.2% 5/15/19	2,675,000	2,501,125
Energy Future Holdings:
10.875% 11/1/17 (d)	7,270,000	7,342,700
11.25% 11/1/17 pay-in-kind (d)	4,100,000	4,069,250
Intergen NV 9% 6/30/17 (d)	3,950,000	4,068,500
IPALCO Enterprises, Inc. 7.25% 4/1/16 (d)	4,205,000	4,120,900
Mirant Americas Generation LLC:
8.3% 5/1/11	480,000	496,200
8.5% 10/1/21	3,135,000	2,931,225
9.125% 5/1/31	1,270,000	1,206,500
NRG Energy, Inc.:
7.25% 2/1/14	2,475,000	2,376,000
7.375% 2/1/16	5,280,000	5,016,000
7.375% 1/15/17	6,745,000	6,374,025
NSG Holdings II, LLC 7.75% 12/15/25 (d)	7,850,000	7,536,000
Reliant Energy, Inc.:
7.625% 6/15/14	3,860,000	3,773,150
7.875% 6/15/17	3,800,000	3,705,000
Tenaska Alabama Partners LP 7% 6/30/21 (d)	2,016,163	1,885,112
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (d)	7,345,000	7,198,100
Series B, 10.25% 11/1/15 (d)	3,895,000	3,817,100
10.5% 11/1/16 pay-in-kind (d)	2,820,000	2,742,450
Utilicorp United, Inc. 9.95% 2/1/11 (e)	130,000	137,800
		88,121,075
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - 10.2%
Atlas Pipeline Partners LP 8.125% 12/15/15	$ 2,080,000	$ 2,059,200
Chaparral Energy, Inc.:
8.5% 12/1/15	4,800,000	4,128,000
8.875% 2/1/17	1,760,000	1,522,400
Chesapeake Energy Corp.:
6.5% 8/15/17	2,395,000	2,227,350
7.75% 1/15/15	2,575,000	2,671,563
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	435,000	435,000
7.75% 5/15/17	835,000	835,000
Complete Production Services, Inc. 8% 12/15/16	385,000	385,000
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (d)	2,235,000	2,357,925
El Paso Performance-Linked Trust 7.75% 7/15/11 (d)	3,050,000	3,065,250
Energy Partners Ltd.:
7.8381% 4/15/13 (e)	2,870,000	2,590,175
9.75% 4/15/14	2,600,000	2,450,500
Forest Oil Corp.:
7.25% 6/15/19	2,430,000	2,320,650
7.75% 5/1/14	1,430,000	1,437,150
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (d)	5,890,000	5,610,225
9% 6/1/16 (d)	3,910,000	3,988,200
Markwest Energy Partners LP/Markwest Energy Finance Corp. 8.75% 4/15/18 (d)	1,330,000	1,359,925
Newfield Exploration Co. 7.125% 5/15/18	2,890,000	2,759,950
OPTI Canada, Inc.:
7.875% 12/15/14	2,785,000	2,757,150
8.25% 12/15/14	5,275,000	5,275,000
Pan American Energy LLC 7.75% 2/9/12 (d)	4,700,000	4,664,750
Parker Drilling Co. 9.625% 10/1/13	1,775,000	1,863,750
PetroHawk Energy Corp.:
7.875% 6/1/15 (d)	3,460,000	3,382,150
9.125% 7/15/13	5,910,000	6,042,975
Petroleum Development Corp. 12% 2/15/18	2,810,000	2,978,600
Pioneer Natural Resources Co. 6.65% 3/15/17	3,365,000	3,129,450
Plains Exploration & Production Co. 7% 3/15/17	4,230,000	4,103,100
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	660,000	631,950

	Principal Amount	Value
7.375% 7/15/13	$ 10,075,000	$ 10,150,563
SandRidge Energy, Inc.:
6.3225% 4/1/14 (d)(e)	5,320,000	5,120,500
8.625% 4/1/15 pay-in-kind (d)	7,720,000	7,874,400
Seitel, Inc. 9.75% 2/15/14	4,330,000	3,853,700
Tesoro Corp. 6.5% 6/1/17	1,465,000	1,314,838
W&T Offshore, Inc. 8.25% 6/15/14 (d)	4,490,000	4,332,850
		109,679,189
Entertainment/Film - 0.1%
AMC Entertainment, Inc. 8% 3/1/14	1,365,000	1,214,850
Environmental - 0.4%
Allied Waste North America, Inc.:
6.875% 6/1/17	1,925,000	1,910,563
7.125% 5/15/16	1,385,000	1,381,538
Browning-Ferris Industries, Inc. 7.4% 9/15/35	585,000	549,900
		3,842,001
Food and Drug Retail - 0.5%
Rite Aid Corp.:
6.875% 8/15/13	1,110,000	660,450
7.5% 3/1/17	970,000	780,850
9.375% 12/15/15	1,110,000	727,050
10.375% 7/15/16	2,020,000	1,843,250
SUPERVALU, Inc. 7.5% 11/15/14	900,000	902,250
		4,913,850
Food/Beverage/Tobacco - 1.8%
Constellation Brands, Inc.:
7.25% 9/1/16	880,000	827,200
7.25% 5/15/17	2,515,000	2,364,100
8.375% 12/15/14	575,000	582,188
Dean Foods Co.:
6.9% 10/15/17	4,100,000	3,505,500
7% 6/1/16	1,705,000	1,479,088
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,690,000	3,357,900
Pierre Foods, Inc. 9.875% 7/15/12	3,195,000	479,250
Pilgrims Pride Corp.:
7.625% 5/1/15	2,620,000	2,168,050
8.375% 5/1/17	1,040,000	764,400
Smithfield Foods, Inc. 7.75% 7/1/17	5,045,000	4,288,250
		19,815,926
Gaming - 7.4%
Boyd Gaming Corp. 7.75% 12/15/12	960,000	854,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Chukchansi Economic Development Authority:
6.3275% 11/15/12 (d)(e)	$ 1,010,000	$ 840,825
8% 11/15/13 (d)	3,210,000	2,712,450
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (d)	2,265,000	1,494,900
Galaxy Entertainment Finance Co. Ltd. 9.875% 12/15/12 (Reg. S)	2,130,000	2,087,400
Harrah's Operating Co., Inc. 5.375% 12/15/13	880,000	545,600
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (d)	5,050,000	4,343,000
MGM Mirage, Inc.:
5.875% 2/27/14	1,320,000	1,069,200
6.625% 7/15/15	2,275,000	1,831,375
6.75% 9/1/12	9,015,000	8,023,350
6.75% 4/1/13	1,065,000	918,563
6.875% 4/1/16	5,030,000	4,049,150
7.625% 1/15/17	7,710,000	6,331,838
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	2,140,000	1,947,400
6.375% 7/15/09	950,000	945,250
7.125% 8/15/14	5,680,000	4,686,000
Park Place Entertainment Corp. 8.125% 5/15/11	3,135,000	2,508,000
Scientific Games Corp.:
6.25% 12/15/12	3,275,000	3,135,813
7.875% 6/15/16 (d)	2,885,000	2,870,575
Seminole Hard Rock Entertainment, Inc. 5.2763% 3/15/14 (d)(e)	2,125,000	1,779,688
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	6,495,000	5,975,400
7.25% 5/1/12	6,020,000	5,538,400
Snoqualmie Entertainment Authority:
6.9363% 2/1/14 (d)(e)	3,525,000	2,590,875
9.125% 2/1/15 (d)	2,125,000	1,572,500
Station Casinos, Inc.:
6% 4/1/12	1,045,000	838,613
7.75% 8/15/16	1,040,000	795,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	2,040,000	1,861,500
6.625% 12/1/14	8,455,000	7,757,463
		79,905,128
Healthcare - 6.5%
Bausch & Lomb, Inc. 9.875% 11/1/15 (d)	1,580,000	1,599,750
Community Health Systems, Inc. 8.875% 7/15/15	2,000,000	2,005,000

	Principal Amount	Value
HCA, Inc.:
6.5% 2/15/16	$ 2,670,000	$ 2,226,113
9.125% 11/15/14	4,755,000	4,850,100
9.25% 11/15/16	9,334,000	9,614,020
9.625% 11/15/16 pay-in-kind	5,135,000	5,289,050
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	2,815,000	2,843,150
LVB Acquisition Merger Sub, Inc.:
10% 10/15/17 (d)	2,490,000	2,658,075
10.375% 10/15/17 pay-in-kind (d)	2,620,000	2,770,650
11.625% 10/15/17 (d)	2,340,000	2,468,700
Omega Healthcare Investors, Inc. 7% 4/1/14	9,970,000	9,496,425
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 10.875% 11/15/14 (d)	5,285,000	5,298,213
Service Corp. International:
6.75% 4/1/15	2,615,000	2,471,175
7.5% 4/1/27	6,515,000	5,472,600
Tenet Healthcare Corp.:
6.5% 6/1/12	415,000	392,175
7.375% 2/1/13	2,085,000	1,970,325
United Surgical Partners International, Inc.:
8.875% 5/1/17	300,000	285,750
9.25% 5/1/17 pay-in-kind	330,000	311,025
Ventas Realty LP:
6.5% 6/1/16	1,200,000	1,131,000
6.625% 10/15/14	1,820,000	1,733,550
Viant Holdings, Inc. 10.125% 7/15/17 (d)	3,679,000	3,108,755
VWR Funding, Inc. 10.25% 7/15/15	3,010,000	2,814,350
		70,809,951
Homebuilding/Real Estate - 1.6%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	7,420,000	6,733,650
8.125% 6/1/12	8,345,000	8,011,200
K. Hovnanian Enterprises, Inc.:
6.375% 12/15/14	1,045,000	679,250
8.875% 4/1/12	625,000	456,250
11.5% 5/1/13 (d)	180,000	185,400
KB Home 7.75% 2/1/10	1,025,000	1,045,500
		17,111,250
Hotels - 0.5%
Host Marriott LP 7.125% 11/1/13	5,390,000	5,012,700
Insurance - 0.3%
USI Holdings Corp.:
6.5506% 11/15/14 (d)(e)	3,345,000	2,843,250
9.75% 5/15/15 (d)	360,000	298,800
		3,142,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - 1.9%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	$ 3,080,000	$ 2,571,800
yankee:
7% 6/15/13	3,485,000	3,084,225
7.25% 6/15/16	1,540,000	1,324,400
7.5% 10/15/27	1,980,000	1,554,300
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	1,772,000	1,585,940
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	5,125,000	5,291,563
Universal City Florida Holding Co. I/II:
7.6228% 5/1/10 (e)	4,340,000	4,198,950
8.375% 5/1/10	625,000	618,750
		20,229,928
Metals/Mining - 3.7%
Compass Minerals International, Inc. 12% 6/1/13	5,744,000	5,916,320
Drummond Co., Inc. 7.375% 2/15/16 (d)	8,210,000	7,389,000
FMG Finance Property Ltd.:
6.6819% 9/1/11 (d)(e)	3,555,000	3,590,550
10% 9/1/13 (d)	4,010,000	4,431,050
10.625% 9/1/16 (d)	935,000	1,093,950
Freeport-McMoRan Copper & Gold, Inc. 5.8825% 4/1/15 (e)	755,000	755,000
Massey Energy Co.:
6.625% 11/15/10	350,000	350,000
6.875% 12/15/13	7,380,000	7,213,950
Noranda Aluminium Acquisition Corp. 6.8275% 5/15/15 pay-in-kind (e)	3,500,000	3,018,750
Vedanta Resources PLC 6.625% 2/22/10 (d)	6,335,000	6,287,488
		40,046,058
Paper - 1.4%
Domtar Corp.:
5.375% 12/1/13	1,045,000	940,500
7.125% 8/15/15	1,045,000	992,750
Georgia-Pacific Corp.:
7% 1/15/15 (d)	9,935,000	9,388,575
8.875% 5/15/31	2,325,000	2,185,500
Graphic Packaging International, Inc. 8.5% 8/15/11	1,040,000	1,008,800
Stone Container Corp. 8.375% 7/1/12	545,000	479,600
Stone Container Finance Co. 7.375% 7/15/14	835,000	663,825
		15,659,550

	Principal Amount	Value
Publishing/Printing - 1.0%
Scholastic Corp. 5% 4/15/13	$ 2,755,000	$ 2,300,425
The Reader's Digest Association, Inc. 9% 2/15/17 (d)	3,305,000	2,478,750
TL Acquisitions, Inc.:
0% 7/15/15 (b)(d)	1,590,000	1,212,375
10.5% 1/15/15 (d)	4,885,000	4,396,500
		10,388,050
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	1,475,000	1,491,594
Restaurants - 0.4%
Landry's Restaurants, Inc. 9.5% 12/15/14	4,550,000	4,447,625
Services - 3.7%
ARAMARK Corp.:
6.3728% 2/1/15 (e)	4,155,000	3,884,925
8.5% 2/1/15	3,640,000	3,567,200
Ashtead Capital, Inc. 9% 8/15/16 (d)	3,090,000	2,688,300
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.1756% 5/15/14 (e)	1,180,000	914,500
7.625% 5/15/14	1,475,000	1,171,076
7.75% 5/15/16	4,165,000	3,207,050
FTI Consulting, Inc.:
7.625% 6/15/13	4,965,000	5,113,950
7.75% 10/1/16	535,000	548,375
Hertz Corp.:
8.875% 1/1/14	3,920,000	3,606,400
10.5% 1/1/16	1,055,000	970,600
Iron Mountain, Inc.:
6.625% 1/1/16	575,000	537,625
7.75% 1/15/15	800,000	796,000
8% 6/15/20	1,045,000	1,021,488
8.25% 7/1/11	5,110,000	5,097,225
8.625% 4/1/13	5,270,000	5,296,350
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	715,000	711,425
JohnsonDiversey, Inc. 9.625% 5/15/12	210,000	214,200
Penhall International Corp. 12% 8/1/14 (d)	610,000	451,400
		39,798,089
Shipping - 3.9%
Britannia Bulk PLC 11% 12/1/11	3,395,000	3,776,938
Navios Maritime Holdings, Inc. 9.5% 12/15/14	4,480,000	4,480,000
Ship Finance International Ltd. 8.5% 12/15/13	22,075,000	22,461,292
Teekay Corp. 8.875% 7/15/11	10,618,000	11,201,990
		41,920,220
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Steels - 1.6%
Evraz Group SA:
8.875% 4/24/13 (d)	$ 1,945,000	$ 1,935,275
9.5% 4/24/18 (d)	1,080,000	1,073,304
PNA Group, Inc. 10.75% 9/1/16	1,845,000	2,167,875
RathGibson, Inc. 11.25% 2/15/14	4,820,000	4,615,150
Steel Dynamics, Inc.:
6.75% 4/1/15	5,060,000	4,844,950
7.375% 11/1/12 (d)	2,945,000	2,930,275
		17,566,829
Super Retail - 0.8%
NBC Acquisition Corp. 11% 3/15/13	1,665,000	1,386,113
Nebraska Book Co., Inc. 8.625% 3/15/12	2,740,000	2,260,500
Toys 'R' US, Inc. 7.625% 8/1/11	5,810,000	5,199,950
		8,846,563
Technology - 5.2%
Amkor Technology, Inc.:
7.75% 5/15/13	1,680,000	1,554,000
9.25% 6/1/16	1,055,000	999,613
Avago Technologies Finance Ltd.:
10.125% 12/1/13	1,125,000	1,203,750
11.875% 12/1/15	1,040,000	1,123,200
Celestica, Inc. 7.875% 7/1/11	1,530,000	1,526,175
First Data Corp. 9.875% 9/24/15 (d)	1,490,000	1,300,025
Flextronics International Ltd.:
6.25% 11/15/14	3,110,000	2,892,300
6.5% 5/15/13	2,520,000	2,406,600
Freescale Semiconductor, Inc.:
6.6513% 12/15/14 (e)	3,190,000	2,488,200
8.875% 12/15/14	3,000,000	2,415,000
9.125% 12/15/14 pay-in-kind	555,000	425,963
10.125% 12/15/16	1,425,000	1,083,000
Jabil Circuit, Inc. 8.25% 3/15/18 (d)	1,155,000	1,153,187
Lucent Technologies, Inc.:
6.45% 3/15/29	4,915,000	3,686,250
6.5% 1/15/28	4,915,000	3,686,250
Nortel Networks Corp.:
6.9631% 7/15/11 (e)	4,280,000	4,066,000
10.125% 7/15/13	1,825,000	1,843,250
10.75% 7/15/16 (d)	2,100,000	2,121,000
NXP BV 5.4631% 10/15/13 (e)	4,370,000	3,856,525
Seagate Technology HDD Holdings 6.8% 10/1/16	5,425,000	5,045,250
Spansion LLC 11.25% 1/15/16 (d)	885,000	548,700

	Principal Amount	Value
SunGard Data Systems, Inc.:
9.125% 8/15/13	$ 1,460,000	$ 1,474,600
10.25% 8/15/15	1,460,000	1,467,300
Unisys Corp. 6.875% 3/15/10	710,000	678,050
Xerox Capital Trust I 8% 2/1/27	7,840,000	7,683,200
		56,727,388
Telecommunications - 8.6%
ALLTEL Corp. 7% 7/1/12	2,095,000	2,136,900
Cincinnati Bell, Inc. 8.375% 1/15/14	3,595,000	3,460,188
Citizens Communications Co. 6.25% 1/15/13	1,920,000	1,780,800
Cricket Communications, Inc. 10% 7/15/15 (d)	2,590,000	2,551,150
Digicel Group Ltd.:
8.875% 1/15/15 (d)	5,425,000	5,099,500
9.125% 1/15/15 pay-in-kind (d)	2,727,000	2,570,198
9.25% 9/1/12 (d)	4,605,000	4,708,613
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (d)	5,725,000	5,646,281
11.5% 6/15/16 (d)	368,000	371,680
Intelsat Ltd.:
6.5% 11/1/13	10,705,000	7,600,550
7.625% 4/15/12	7,885,000	6,347,425
9.25% 6/15/16	5,055,000	5,055,000
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (d)	6,040,000	5,881,752
Level 3 Financing, Inc. 6.7044% 2/15/15 (e)	3,960,000	3,247,200
Mobile Telesystems Finance SA 8% 1/28/12 (d)	6,558,000	6,582,920
Nextel Communications, Inc.:
5.95% 3/15/14	960,000	770,400
6.875% 10/31/13	2,930,000	2,475,850
7.375% 8/1/15	2,210,000	1,834,300
Orascom Telecom Finance SCA 7.875% 2/8/14 (d)	6,100,000	5,657,750
Qwest Corp. 6.0263% 6/15/13 (e)	5,695,000	5,467,200
Rural Cellular Corp. 5.6819% 6/1/13 (e)	3,010,000	3,017,525
Sprint Nextel Corp. 6% 12/1/16	1,015,000	872,900
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	2,145,000	2,209,350
U.S. West Communications 7.5% 6/15/23	1,655,000	1,485,363
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (d)	4,245,000	4,181,325
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (d)	1,575,000	1,549,485
		92,561,605
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Textiles & Apparel - 0.8%
Hanesbrands, Inc. 6.5081% 12/15/14 (d)(e)	$ 3,205,000	$ 2,996,675
Levi Strauss & Co.:
8.875% 4/1/16	2,200,000	2,145,000
9.75% 1/15/15	2,960,000	3,108,000
		8,249,675
TOTAL NONCONVERTIBLE BONDS		937,643,994
TOTAL CORPORATE BONDS (Cost $1,003,219,599)		945,377,922
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0935% 4/25/21 (d)(e) (Cost $105,908)	143,396	129,056
Common Stocks - 0.0%
	Shares
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (f) (Cost $1,974,627)	48,889	308,001
Preferred Stocks - 2.0%

Convertible Preferred Stocks - 0.6%
Electric Utilities - 0.2%
AES Trust III 6.75%	51,000	2,483,190
Energy - 0.4%
El Paso Corp. 4.99%	2,449	4,237,028
TOTAL CONVERTIBLE PREFERRED STOCKS		6,720,218
Nonconvertible Preferred Stocks - 1.4%
Banks and Thrifts - 0.9%
Bank of America Corp. Series H, 8.20%	175,000	4,341,750
Fannie Mae Series T, 8.25%	219,200	5,265,184
		9,606,934
Telecommunications - 0.5%
Rural Cellular Corp. 12.25% pay-in-kind	3,862	4,827,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS		14,434,434
TOTAL PREFERRED STOCKS (Cost $20,072,609)		21,154,652
Floating Rate Loans - 6.1%
	Principal Amount	Value
Automotive - 0.4%
Federal-Mogul Corp.:
Tranche B, term loan 4.4098% 12/27/14 (e)	$ 2,305,114	$ 1,890,194
Tranche C, term loan 4.4146% 12/27/15 (e)	1,784,610	1,463,380
General Motors Corp. term loan 5.0588% 11/29/13 (e)	1,780,000	1,477,400
		4,830,974
Broadcasting - 0.1%
Univision Communications, Inc. Tranche 1LN, term loan 5.1242% 9/29/14 (e)	1,480,000	1,206,200
Cable TV - 0.8%
Charter Communications Operating LLC Tranche B 1LN, term loan 4.9% 3/6/14 (e)	2,930,275	2,563,991
CSC Holdings, Inc. Tranche B, term loan 4.225% 3/31/13 (e)	3,586,827	3,398,518
Insight Midwest Holdings LLC Tranche B, term loan 4.69% 4/6/14 (e)	3,260,250	3,097,238
		9,059,747
Capital Goods - 0.3%
Dresser, Inc.:
Tranche 2LN, term loan 8.4688% 5/4/15 pay-in-kind (e)	3,250,000	3,128,125
Tranche B 1LN, term loan 5.215% 5/4/14 (e)	419,002	402,242
		3,530,367
Containers - 0.4%
Anchor Glass Container Corp. term loan 7.75% 6/20/14 (e)	4,075,000	4,003,688
Electric Utilities - 0.8%
Ashmore Energy International:
Revolving Credit-Linked Deposit 5.8006% 3/30/12 (e)	659,006	599,695
term loan 5.8006% 3/30/14 (e)	4,806,096	4,373,547
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 6.2623% 10/10/14 (e)	3,631,179	3,354,302
		8,327,544
Entertainment/Film - 0.4%
Zuffa LLC term loan 4.5625% 6/19/15 (e)	4,968,126	4,222,908
Gaming - 0.2%
Fantasy Springs Resort Casino term loan 9.44% 8/6/12 (e)	2,960,000	2,604,800
Healthcare - 0.7%
Community Health Systems, Inc.:
term loan 4.8591% 7/25/14 (e)	4,843,507	4,552,897
Floating Rate Loans - continued
	Principal Amount	Value
Healthcare - continued
Community Health Systems, Inc.: - continued
Tranche DD, term loan 7/25/14 (g)	$ 247,796	$ 232,928
PTS Acquisition Corp. term loan 5.0506% 4/10/14 (e)	2,503,903	2,237,863
		7,023,688
Paper - 0.5%
Georgia-Pacific Corp. Tranche B1, term loan 4.4487% 12/23/12 (e)	5,608,348	5,285,868
Restaurants - 0.1%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0263% 6/14/13 (e)	120,978	102,831
term loan 5.125% 6/14/14 (e)	1,516,395	1,288,936
		1,391,767
Services - 0.2%
Penhall International Corp. term loan 10.1325% 4/1/12 pay-in-kind (e)	2,356,365	1,837,964
Technology - 0.6%
Kronos, Inc.:
Tranche 1LN, term loan 5.0506% 6/11/14 (e)	3,477,239	3,216,446
Tranche 2LN, term loan 8.5506% 6/11/15 (e)	3,190,000	2,727,450
SS&C Technologies, Inc. term loan 4.7814% 11/23/12 (e)	354,092	334,617
		6,278,513
Telecommunications - 0.2%
Digicel International Finance Ltd. term loan 5.3125% 3/30/12 (e)	2,150,000	2,047,875
Textiles & Apparel - 0.4%
Hanesbrands, Inc. Tranche B 1LN, term loan 4.6377% 9/5/13 (e)	1,055,000	1,019,394
Levi Strauss & Co. term loan 4.6981% 4/4/14 (e)	3,525,000	3,084,375
		4,103,769
TOTAL FLOATING RATE LOANS (Cost $70,063,641)		65,755,672
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 2.38% (a) (Cost $31,530,044)	31,530,044	$ 31,530,044
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $1,126,966,428)		1,064,255,347
NET OTHER ASSETS - 1.6%		17,032,828
NET ASSETS - 100%		$ 1,081,288,175
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $264,067,985 or 24.4% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $308,001 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627

(g) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $247,796 and $232,928, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 858,040
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,064,255,347	$ 35,871,794	$ 1,025,341,696	$ 3,041,857
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 3,364,330
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(319,700)
Cost of Purchases	-
Proceeds of Sales	(4,599)
Amortization/Accretion	1,826
Transfer in/out of Level 3	-
Ending Balance	$ 3,041,857

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.1%
Bermuda	6.1%
Canada	4.0%
Luxembourg	2.0%
Marshall Islands	1.4%
United Kingdom	1.0%
Others (individually less than 1%)	4.4%
100.0%
Income Tax Information

At December 31, 2007, the fund had a capital loss carryforward of approximately $1,106,634,720 of which $245,599,835, $772,554,243 and $88,480,642 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,095,436,384)	$ 1,032,725,303
Fidelity Central Funds (cost $31,530,044)	31,530,044
Total Investments (cost $1,126,966,428)		$ 1,064,255,347
Cash		96,936
Receivable for investments sold		10,452,016
Receivable for fund shares sold		1,432,102
Dividends receivable		30,551
Interest receivable		19,526,601
Distributions receivable from Fidelity Central Funds		80,553
Prepaid expenses		1,774
Other receivables		56
Total assets		1,095,875,936

Liabilities
Payable for investments purchased	$ 12,122,383
Payable for fund shares redeemed	1,665,150
Accrued management fee	533,584
Distribution fees payable	38,300
Other affiliated payables	100,294
Other payables and accrued expenses	128,050
Total liabilities		14,587,761

Net Assets		$ 1,081,288,175
Net Assets consist of:
Paid in capital		$ 2,218,572,214
Undistributed net investment income		44,064,131
Accumulated undistributed net realized gain (loss) on investments		(1,118,637,089)
Net unrealized appreciation (depreciation) on investments		(62,711,081)
Net Assets		$ 1,081,288,175

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($663,166,471 ÷ 111,045,306 shares)	$ 5.97

Service Class: Net Asset Value, offering price and redemption price per share ($149,678,525 ÷ 25,192,399 shares)	$ 5.94

Service Class 2: Net Asset Value, offering price and redemption price per share ($99,134,653 ÷ 16,905,308 shares)	$ 5.86

Initial Class R: Net Asset Value, offering price and redemption price per share ($19,912,231 ÷ 3,342,339 shares)	$ 5.96

Service Class R: Net Asset Value, offering price and redemption price per share ($30,549,479 ÷ 5,155,183 shares)	$ 5.93

Service Class 2R: Net Asset Value, offering price and redemption price per share ($1,895,825 ÷ 323,856 shares)	$ 5.85

Investor Class: Net Asset Value, offering price and redemption price per share ($116,950,991 ÷ 19,635,125 shares)	$ 5.96

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 169,376
Interest		45,608,560
Income from Fidelity Central Funds		858,040
Total income		46,635,976

Expenses
Management fee	$ 3,145,896
Transfer agent fees	413,525
Distribution fees	222,484
Accounting fees and expenses	196,104
Custodian fees and expenses	9,979
Independent trustees' compensation	2,365
Audit	39,833
Legal	23,648
Interest	811
Miscellaneous	101,257
Total expenses before reductions	4,155,902
Expense reductions	(6,068)	4,149,834
Net investment income		42,486,142
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(11,986,981)
Change in net unrealized appreciation (depreciation) on investment securities		(32,158,800)
Net gain (loss)		(44,145,781)
Net increase (decrease) in net assets resulting from operations		$ (1,659,639)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 42,486,142	$ 96,249,761
Net realized gain (loss)	(11,986,981)	3,555,671
Change in net unrealized appreciation (depreciation)	(32,158,800)	(61,698,137)
Net increase (decrease) in net assets resulting from operations	(1,659,639)	38,107,295
Distributions to shareholders from net investment income	-	(97,629,838)
Share transactions - net increase (decrease)	(82,438,269)	(164,355,256)
Redemption fees	75,947	175,614
Total increase (decrease) in net assets	(84,021,961)	(223,702,185)

Net Assets
Beginning of period	1,165,310,136	1,389,012,321
End of period (including undistributed net investment income of $44,064,131 and undistributed net investment income of $1,577,989, respectively)	$ 1,081,288,175	$ 1,165,310,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 5.98	$ 6.35	$ 6.17	$ 7.00	$ 6.95	$ 5.93
Income from Investment Operations
Net investment income E	.228	.485	.476	.457	.494	.520
Net realized and unrealized gain (loss)	(.238)	(.311)	.216	(.281)	.126	.980
Total from investment operations	(.010)	.174	.692	.176	.620	1.500
Distributions from net investment income	-	(.545)	(.512)	(1.006)	(.570)	(.480)
Redemption fees added to paid in capital E	- I	.001	-	-	-	-
Net asset value, end of period	$ 5.97	$ 5.98	$ 6.35	$ 6.17	$ 7.00	$ 6.95
Total Return B, C, D	(.17)%	2.79%	11.24%	2.70%	9.59%	27.26%
Ratios to Average Net Assets F, H
Expenses before reductions	.71% A	.68%	.71%	.70%	.71%	.69%
Expenses net of fee waivers, if any	.71% A	.68%	.71%	.70%	.71%	.69%
Expenses net of all reductions	.71% A	.68%	.71%	.70%	.71%	.69%
Net investment income	7.72% A	7.47%	7.40%	6.98%	7.43%	8.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 663,166	$ 726,409	$ 922,565	$ 1,080,002	$ 1,371,736	$ 1,593,714
Portfolio turnover rateG	64% A	70%	65%	95%	128%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 5.95	$ 6.32	$ 6.14	$ 6.97	$ 6.92	$ 5.91
Income from Investment Operations
Net investment income E	.224	.477	.467	.448	.486	.513
Net realized and unrealized gain (loss)	(.234)	(.312)	.218	(.283)	.124	.967
Total from investment operations	(.010)	.165	.685	.165	.610	1.480
Distributions from net investment income	-	(.536)	(.505)	(.995)	(.560)	(.470)
Redemption fees added to paid in capital E	-I	.001	-	-	-	-
Net asset value, end of period	$ 5.94	$ 5.95	$ 6.32	$ 6.14	$ 6.97	$ 6.92
Total Return B, C, D	(.17)%	2.66%	11.18%	2.52%	9.47%	26.97%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.78%	.81%	.80%	.81%	.79%
Expenses net of fee waivers, if any	.80% A	.78%	.81%	.80%	.81%	.79%
Expenses net of all reductions	.80% A	.78%	.81%	.80%	.81%	.79%
Net investment income	7.62% A	7.37%	7.30%	6.88%	7.33%	8.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 149,679	$ 180,837	$ 277,546	$ 319,380	$ 377,122	$ 417,928
Portfolio turnover rateG	64% A	70%	65%	95%	128%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 5.88	$ 6.25	$ 6.08	$ 6.91	$ 6.87	$ 5.87
Income from Investment Operations
Net investment income E	.217	.461	.453	.433	.470	.501
Net realized and unrealized gain (loss)	(.237)	(.305)	.216	(.284)	.130	.959
Total from investment operations	(.020)	.156	.669	.149	.600	1.460
Distributions from net investment income	-	(.527)	(.499)	(.979)	(.560)	(.460)
Redemption fees added to paid in capital E	- I	.001	-	-	-	-
Net asset value, end of period	$ 5.86	$ 5.88	$ 6.25	$ 6.08	$ 6.91	$ 6.87
Total Return B, C, D	(.34)%	2.54%	11.02%	2.31%	9.38%	26.75%
Ratios to Average Net Assets F, H
Expenses before reductions	.96% A	.93%	.97%	.95%	.97%	.95%
Expenses net of fee waivers, if any	.96% A	.93%	.97%	.95%	.97%	.95%
Expenses net of all reductions	.96% A	.93%	.97%	.95%	.97%	.95%
Net investment income	7.46% A	7.22%	7.14%	6.72%	7.17%	7.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,135	$ 97,266	$ 110,503	$ 86,757	$ 94,246	$ 76,383
Portfolio turnover rateG	64% A	70%	65%	95%	128%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

Financial Highlights - Initial Class R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.96	$ 6.34	$ 6.16	$ 7.00	$ 6.47
Income from Investment Operations
Net investment income E	.228	.479	.475	.455	.338
Net realized and unrealized gain (loss)	(.228)	(.313)	.218	(.288)	.192
Total from investment operations	-	.166	.693	.167	.530
Distributions from net investment income	-	(.547)	(.513)	(1.007)	-
Redemption fees added to paid in capital E	- J	.001	-	-	-
Net asset value, end of period	$ 5.96	$ 5.96	$ 6.34	$ 6.16	$ 7.00
Total Return B, C, D	-%	2.65%	11.27%	2.55%	8.19%
Ratios to Average Net Assets F, I
Expenses before reductions	.70% A	.68%	.71%	.70%	.71% A
Expenses net of fee waivers, if any	.70% A	.68%	.71%	.70%	.71% A
Expenses net of all reductions	.70% A	.67%	.71%	.70%	.71% A
Net investment income	7.72% A	7.47%	7.39%	6.98%	7.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,912	$ 19,401	$ 93	$ 83	$ 81
Portfolio turnover rate G	64% A	70%	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.93	$ 6.32	$ 6.14	$ 6.97	$ 6.45
Income from Investment Operations
Net investment income E	.224	.471	.467	.447	.332
Net realized and unrealized gain (loss)	(.224)	(.318)	.219	(.282)	.188
Total from investment operations	-	.153	.686	.165	.520
Distributions from net investment income	-	(.544)	(.506)	(.995)	-
Redemption fees added to paid in capital E	- J	.001	-	-	-
Net asset value, end of period	$ 5.93	$ 5.93	$ 6.32	$ 6.14	$ 6.97
Total Return B, C, D	-%	2.45%	11.19%	2.53%	8.06%
Ratios to Average Net Assets F, I
Expenses before reductions	.80% A	.78%	.81%	.80%	.81% A
Expenses net of fee waivers, if any	.80% A	.78%	.81%	.80%	.81% A
Expenses net of all reductions	.80% A	.77%	.81%	.80%	.81% A
Net investment income	7.62% A	7.37%	7.30%	6.88%	7.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,549	$ 33,129	$ 92	$ 83	$ 81
Portfolio turnover rate G	64% A	70%	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

Financial Highlights - Service Class 2R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.87	$ 6.25	$ 6.08	$ 6.91	$ 6.40
Income from Investment Operations
Net investment income E	.217	.453	.453	.433	.322
Net realized and unrealized gain (loss)	(.237)	(.294)	.214	(.282)	.188
Total from investment operations	(.020)	.159	.667	.151	.510
Distributions from net investment income	-	(.540)	(.497)	(.981)	-
Redemption fees added to paid in capital E	- J	.001	-	-	-
Net asset value, end of period	$ 5.85	$ 5.87	$ 6.25	$ 6.08	$ 6.91
Total Return B, C, D	(.34)%	2.59%	10.99%	2.33%	7.97%
Ratios to Average Net Assets F, I
Expenses before reductions	.95% A	.93%	.96%	.94%	.96% A
Expenses net of fee waivers, if any	.95% A	.93%	.96%	.94%	.96% A
Expenses net of all reductions	.95% A	.92%	.96%	.94%	.96% A
Net investment income	7.47% A	7.23%	7.14%	6.73%	6.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,896	$ 2,347	$ 92	$ 83	$ 81
Portfolio turnover rate G	64% A	70%	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.96	$ 6.34	$ 6.16	$ 6.54
Income from Investment Operations
Net investment income E	.227	.477	.471	.193
Net realized and unrealized gain (loss)	(.227)	(.317)	.220	(.089)
Total from investment operations	-	.160	.691	.104
Distributions from net investment income	-	(.541)	(.511)	(.484)
Redemption fees added to paid in capital E	- J	.001	-	-
Net asset value, end of period	$ 5.96	$ 5.96	$ 6.34	$ 6.16
Total Return B, C, D	-%	2.56%	11.24%	1.60%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.75%	.80%	.82% A
Expenses net of fee waivers, if any	.75% A	.75%	.80%	.82% A
Expenses net of all reductions	.75% A	.75%	.79%	.82% A
Net investment income	7.68% A	7.40%	7.31%	6.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,951	$ 105,920	$ 78,122	$ 17,363
Portfolio turnover rate G	64% A	70%	65%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,253,868
Unrealized depreciation	(69,181,506)
Net unrealized appreciation (depreciation)	$ (59,927,638)
Cost for federal income tax purposes	$ 1,124,182,985

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, and Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $362,696,018 and $329,782,446, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 80,416
Service Class 2	122,534
Service Class R	16,887
Service Class 2R	2,647
$ 222,484

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .14% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 243,492
Service Class	54,755
Service Class 2	35,703
Initial Class R	7,009
Service Class R	11,159
Service Class 2R	700
Investor Class	60,707
$ 413,525

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,612,500	2.21%	$ 811

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,118 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,068.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 25% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 41% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,707, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 61,181,728
Service Class	-	15,050,616
Service Class 2	-	8,016,832
Initial Class R	-	1,530,545
Service Class R	-	2,877,714
Service Class 2R	-	197,616
Investor Class	-	8,774,787
Total	$ -	$ 97,629,838

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	4,804,613	12,677,576	$ 28,502,969	$ 82,289,588
Reinvestment of distributions	-	10,250,373	-	61,181,728
Shares redeemed	(15,268,023)	(46,741,082)	(90,490,669)	(303,739,669)
Net increase (decrease)	(10,463,410)	(23,813,133)	$ (61,987,700)	$ (160,268,353)
Service Class
Shares sold	1,212,812	7,272,930	$ 7,123,481	$ 47,094,455
Reinvestment of distributions	-	2,534,231	-	15,050,616
Shares redeemed	(6,410,603)	(23,340,688)	(37,670,494)	(151,431,271)
Net increase (decrease)	(5,197,791)	(13,533,527)	$ (30,547,013)	$ (89,286,200)
Service Class 2
Shares sold	6,010,373	8,444,176	$ 35,091,666	$ 53,910,284
Reinvestment of distributions	-	1,366,105	-	8,016,832
Shares redeemed	(5,654,048)	(10,947,040)	(33,063,892)	(70,302,878)
Net increase (decrease)	356,325	(1,136,759)	$ 2,027,774	$ (8,375,762)
Initial Class R
Shares sold	2,144,639	5,411,074	$ 12,670,343	$ 35,054,266
Reinvestment of distributions	-	256,866	-	1,530,545
Shares redeemed	(2,055,935)	(2,428,909)	(12,241,586)	(15,690,427)
Net increase (decrease)	88,704	3,239,031	$ 428,757	$ 20,894,384
Service Class R
Shares sold	3,627,434	9,889,917	$ 21,306,065	$ 64,023,977
Reinvestment of distributions	-	485,450	-	2,877,714
Shares redeemed	(4,055,124)	(4,807,115)	(23,969,430)	(30,735,401)
Net increase (decrease)	(427,690)	5,568,252	$ (2,663,365)	$ 36,166,290
Service Class 2R
Shares sold	42,229	429,894	$ 247,005	$ 2,760,010
Reinvestment of distributions	-	33,738	-	197,616
Shares redeemed	(118,426)	(78,295)	(687,994)	(501,434)
Net increase (decrease)	(76,197)	385,337	$ (440,989)	$ 2,456,192
Investor Class
Shares sold	7,997,342	11,981,724	$ 47,229,286	$ 77,520,061
Reinvestment of distributions	-	1,472,733	-	8,774,787
Shares redeemed	(6,123,960)	(8,021,078)	(36,485,019)	(52,236,655)
Net increase (decrease)	1,873,382	5,433,379	$ 10,744,267	$ 34,058,193

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	821,220,039.81	95.845
Withheld	35,598,080.64	4.155
TOTAL	856,818,120.45	100.000
Dennis J. Dirks
Affirmative	822,124,493.63	95.951
Withheld	34,693,626.82	4.049
TOTAL	856,818,120.45	100.000
Edward C. Johnson 3d
Affirmative	820,473,313.05	95.758
Withheld	36,344,807.40	4.242
TOTAL	856,818,120.45	100.000
Alan J. Lacy
Affirmative	822,170,402.95	95.956
Withheld	34,647,717.50	4.044
TOTAL	856,818,120.45	100.000
Ned C. Lautenbach
Affirmative	821,435,006.18	95.870
Withheld	35,383,114.27	4.130
TOTAL	856,818,120.45	100.000
Joseph Mauriello
Affirmative	822,174,756.53	95.957
Withheld	34,643,363.92	4.043
TOTAL	856,818,120.45	100.000
Cornelia M. Small
Affirmative	822,263,792.20	95.967
Withheld	34,554,328.25	4.033
TOTAL	856,818,120.45	100.000
William S. Stavropoulos
Affirmative	821,014,987.67	95.821
Withheld	35,803,132.78	4.179
TOTAL	856,818,120.45	100.000
David M. Thomas
Affirmative	822,321,743.26	95.974
Withheld	34,496,377.19	4.026
TOTAL	856,818,120.45	100.000
Michael E. Wiley
Affirmative	822,218,346.41	95.962
Withheld	34,599,774.04	4.038
TOTAL	856,818,120.45	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	701,273,514.99	81.846
Against	103,131,328.05	12.037
Abstain	52,413,277.41	6.117
TOTAL	856,818,120.45	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP High Income Portfolio

On June 19, 2008, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for one month, through July 31, 2008, in connection with the reorganization of the Fidelity funds under two separate boards. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be extended, without modification, through July 31, 2008, with the understanding that the Board will consider their renewal in July 2008.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPHI-SANN-0808
1.705694.110

Fidelity® Variable Insurance Products:
High Income Portfolio - Class R

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to
June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 998.30	$ 3.53
HypotheticalA	$ 1,000.00	$ 1,021.33	$ 3.57
Service Class
Actual	$ 1,000.00	$ 998.30	$ 3.97
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.02
Service Class 2
Actual	$ 1,000.00	$ 996.60	$ 4.77
HypotheticalA	$ 1,000.00	$ 1,020.09	$ 4.82
Initial Class R
Actual	$ 1,000.00	$ 1,000.00	$ 3.48
HypotheticalA	$ 1,000.00	$ 1,021.38	$ 3.52
Service Class R
Actual	$ 1,000.00	$ 1,000.00	$ 3.98
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.02
Service Class 2R
Actual	$ 1,000.00	$ 996.60	$ 4.72
HypotheticalA	$ 1,000.00	$ 1,020.14	$ 4.77
Investor Class
Actual	$ 1,000.00	$ 1,000.00	$ 3.73
HypotheticalA	$ 1,000.00	$ 1,021.13	$ 3.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Shareholder Expense Example - continued

Annualized Expense Ratio
Initial Class	.71%
Service Class	.80%
Service Class 2.96%
Initial Class R	.70%
Service Class R	.80%
Service Class 2R	.95%
Investor Class	.75%

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of June 30, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ship Finance International Ltd.	2.1	1.9
MGM Mirage, Inc.	2.1	2.4
HCA, Inc.	2.0	1.8
Intelsat Ltd.	1.8	1.6
Texas Competitive Electric Holdings Co. LLC	1.6	0.9
	9.6
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	10.6	12.4
Telecommunications	9.3	8.8
Electric Utilities	9.1	5.9
Gaming	7.6	7.6
Healthcare	7.2	7.1
Quality Diversification (% of fund's net assets)
As of June 30, 2008	As of December 31, 2007
BBB 1.4%	BBB 1.5%
BB 34.1%	BB 35.7%
B 44.6%	B 37.6%
CCC,CC,C 11.6%	CCC,CC,C 12.3%
Not Rated 1.8%	Not Rated 1.2%
Equities 2.0%	Equities 1.0%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 10.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of June 30, 2008*		As of December 31, 2007**
	Nonconvertible Bonds 86.7%		Nonconvertible Bonds 80.3%
	Convertible Bonds, Preferred Stocks 2.7%		Convertible Bonds, Preferred Stocks 2.1%
	Floating Rate Loans 6.1%		Floating Rate Loans 6.9%
	Short-Term Investments and Net Other Assets 4.5%		Short-Term Investments and Net Other Assets 10.7%
* Foreign investments	18.9%	** Foreign investments	16.6%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 87.4%
	Principal Amount	Value
Convertible Bonds - 0.7%
Technology - 0.7%
Advanced Micro Devices, Inc. 6% 5/1/15	$ 3,030,000	$ 1,921,929
Lucent Technologies, Inc. 2.875% 6/15/25	2,407,000	1,900,784
Nortel Networks Corp.:
1.75% 4/15/12 (d)	4,651,000	3,444,624
1.75% 4/15/12	630,000	466,591
		7,733,928
Nonconvertible Bonds - 86.7%
Aerospace - 0.7%
Alliant Techsystems, Inc. 6.75% 4/1/16	1,325,000	1,278,625
Bombardier, Inc. 7.45% 5/1/34 (d)	3,561,000	3,400,755
Sequa Corp.:
11.75% 12/1/15 (d)	2,085,000	1,824,375
13.5% 12/1/15 pay-in-kind (d)	1,045,000	939,586
		7,443,341
Air Transportation - 2.4%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	9,180,000	7,711,200
6.977% 11/23/22	617,202	432,041
8.608% 10/1/12	535,000	473,475
AMR Corp. 9% 8/1/12	1,980,000	970,200
Continental Airlines, Inc.:
7.875% 7/2/18	1,069,795	748,857
9.558% 9/1/19	1,571,113	1,178,335
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	1,101,795	980,598
7.73% 9/15/12	303,607	266,415
8.388% 5/1/22	561,285	468,673
9.798% 4/1/21	7,898,101	6,792,367
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	1,628,648	1,221,486
8.954% 8/10/14 (d)	1,686,230	1,264,672
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,175,000	940,000
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19	3,041,813	2,220,524
		25,668,843
Automotive - 1.5%
Ford Motor Co.:
6.5% 8/1/18	1,110,000	649,350
7.45% 7/16/31	1,120,000	652,400

	Principal Amount	Value
Ford Motor Credit Co. LLC:
5.7% 1/15/10	$ 2,085,000	$ 1,778,859
7% 10/1/13	425,000	312,375
7.25% 10/25/11	425,000	329,358
7.375% 10/28/09	2,115,000	1,926,298
7.875% 6/15/10	1,055,000	910,631
9.875% 8/10/11	1,045,000	880,483
General Motors Acceptance Corp.:
6.75% 12/1/14	421,000	273,650
6.875% 9/15/11	3,170,000	2,234,850
7% 2/1/12	2,115,000	1,470,151
8% 11/1/31	425,000	274,125
General Motors Corp. 7.2% 1/15/11	2,425,000	1,867,250
GMAC LLC:
6% 4/1/11	2,195,000	1,558,042
6% 12/15/11	1,705,000	1,159,400
6.625% 5/15/12	425,000	281,563
		16,558,785
Broadcasting - 0.3%
Nexstar Broadcasting, Inc. 7% 1/15/14	835,000	726,450
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (d)	3,645,000	2,706,413
		3,432,863
Building Materials - 0.6%
Nortek, Inc. 10% 12/1/13 (d)	4,510,000	4,261,950
Ply Gem Industries, Inc. 11.75% 6/15/13 (d)	2,095,000	1,927,400
		6,189,350
Cable TV - 3.8%
Cablevision Systems Corp. 8% 4/15/12	3,895,000	3,671,038
Charter Communications Holdings I LLC:
9.92% 4/1/14	5,570,000	3,342,000
11.125% 1/15/14	2,175,000	1,239,750
12.125% 1/15/15 (c)	2,915,000	1,807,300
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	4,330,000	3,204,200
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	4,875,000	4,826,250
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (d)	1,400,000	1,330,000
10.875% 9/15/14 (d)	1,985,000	2,044,550
CSC Holdings, Inc.:
6.75% 4/15/12	2,165,000	2,024,275
8.5% 6/15/15 (d)	3,850,000	3,782,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
EchoStar Communications Corp.:
6.375% 10/1/11	$ 2,560,000	$ 2,476,800
7% 10/1/13	2,405,000	2,293,769
7.75% 5/31/15 (d)	2,680,000	2,606,300
Kabel Deutschland GmbH 10.625% 7/1/14	4,635,000	4,727,700
Videotron Ltd. 9.125% 4/15/18 (d)	1,705,000	1,785,988
		41,162,545
Capital Goods - 1.6%
Leucadia National Corp.:
7% 8/15/13	850,000	841,500
7.125% 3/15/17	6,835,000	6,629,950
Sensus Metering Systems, Inc. 8.625% 12/15/13	4,325,000	4,108,750
SPX Corp. 7.625% 12/15/14 (d)	220,000	224,950
Terex Corp. 8% 11/15/17	6,045,000	5,999,663
		17,804,813
Chemicals - 1.9%
Chemtura Corp. 6.875% 6/1/16	2,640,000	2,191,200
Equistar Chemicals LP 7.55% 2/15/26	1,750,000	1,168,125
Momentive Performance Materials, Inc. 9.75% 12/1/14	9,250,000	7,931,875
Nalco Co.:
7.75% 11/15/11	3,005,000	2,978,706
8.875% 11/15/13	260,000	265,200
Nell AF Sarl 8.375% 8/15/15 (d)	765,000	493,425
NOVA Chemicals Corp.:
5.9525% 11/15/13 (e)	4,610,000	3,912,738
6.5% 1/15/12	2,005,000	1,804,500
		20,745,769
Consumer Products - 0.4%
Jostens Holding Corp. 0% 12/1/13 (b)	3,050,000	2,958,500
Revlon Consumer Products Corp. 9.5% 4/1/11	1,560,000	1,427,400
		4,385,900
Containers - 0.9%
Berry Plastics Corp. 7.5675% 2/15/15 (e)	1,995,000	1,910,213
BWAY Corp. 10% 10/15/10	4,245,000	4,245,000
Greif, Inc. 6.75% 2/1/17	3,525,000	3,401,625
		9,556,838
Diversified Financial Services - 0.5%
Residential Capital Corp. 8.375% 6/30/10	4,525,000	1,900,500
Residential Capital LLC 8.5% 5/15/10 (d)	4,701,000	3,948,840
		5,849,340

	Principal Amount	Value
Diversified Media - 1.6%
LBI Media Holdings, Inc. 0% 10/15/13 (b)	$ 5,300,000	$ 4,346,000
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)	1,185,000	814,688
10% 8/1/14	2,270,000	2,287,025
10% 8/1/14 (d)	1,700,000	1,712,750
Quebecor Media, Inc.:
7.75% 3/15/16	5,920,000	5,505,600
7.75% 3/15/16	2,880,000	2,678,400
		17,344,463
Electric Utilities - 8.1%
AES Corp.:
7.75% 3/1/14	3,685,000	3,620,513
7.75% 10/15/15	2,560,000	2,508,800
8% 10/15/17	1,915,000	1,876,700
Aquila, Inc. 14.875% 7/1/12	2,825,000	3,277,000
Dynegy Holdings, Inc.:
8.375% 5/1/16	3,405,000	3,302,850
8.75% 2/15/12	2,205,000	2,238,075
Edison Mission Energy 7.2% 5/15/19	2,675,000	2,501,125
Energy Future Holdings:
10.875% 11/1/17 (d)	7,270,000	7,342,700
11.25% 11/1/17 pay-in-kind (d)	4,100,000	4,069,250
Intergen NV 9% 6/30/17 (d)	3,950,000	4,068,500
IPALCO Enterprises, Inc. 7.25% 4/1/16 (d)	4,205,000	4,120,900
Mirant Americas Generation LLC:
8.3% 5/1/11	480,000	496,200
8.5% 10/1/21	3,135,000	2,931,225
9.125% 5/1/31	1,270,000	1,206,500
NRG Energy, Inc.:
7.25% 2/1/14	2,475,000	2,376,000
7.375% 2/1/16	5,280,000	5,016,000
7.375% 1/15/17	6,745,000	6,374,025
NSG Holdings II, LLC 7.75% 12/15/25 (d)	7,850,000	7,536,000
Reliant Energy, Inc.:
7.625% 6/15/14	3,860,000	3,773,150
7.875% 6/15/17	3,800,000	3,705,000
Tenaska Alabama Partners LP 7% 6/30/21 (d)	2,016,163	1,885,112
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (d)	7,345,000	7,198,100
Series B, 10.25% 11/1/15 (d)	3,895,000	3,817,100
10.5% 11/1/16 pay-in-kind (d)	2,820,000	2,742,450
Utilicorp United, Inc. 9.95% 2/1/11 (e)	130,000	137,800
		88,121,075
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - 10.2%
Atlas Pipeline Partners LP 8.125% 12/15/15	$ 2,080,000	$ 2,059,200
Chaparral Energy, Inc.:
8.5% 12/1/15	4,800,000	4,128,000
8.875% 2/1/17	1,760,000	1,522,400
Chesapeake Energy Corp.:
6.5% 8/15/17	2,395,000	2,227,350
7.75% 1/15/15	2,575,000	2,671,563
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	435,000	435,000
7.75% 5/15/17	835,000	835,000
Complete Production Services, Inc. 8% 12/15/16	385,000	385,000
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (d)	2,235,000	2,357,925
El Paso Performance-Linked Trust 7.75% 7/15/11 (d)	3,050,000	3,065,250
Energy Partners Ltd.:
7.8381% 4/15/13 (e)	2,870,000	2,590,175
9.75% 4/15/14	2,600,000	2,450,500
Forest Oil Corp.:
7.25% 6/15/19	2,430,000	2,320,650
7.75% 5/1/14	1,430,000	1,437,150
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (d)	5,890,000	5,610,225
9% 6/1/16 (d)	3,910,000	3,988,200
Markwest Energy Partners LP/Markwest Energy Finance Corp. 8.75% 4/15/18 (d)	1,330,000	1,359,925
Newfield Exploration Co. 7.125% 5/15/18	2,890,000	2,759,950
OPTI Canada, Inc.:
7.875% 12/15/14	2,785,000	2,757,150
8.25% 12/15/14	5,275,000	5,275,000
Pan American Energy LLC 7.75% 2/9/12 (d)	4,700,000	4,664,750
Parker Drilling Co. 9.625% 10/1/13	1,775,000	1,863,750
PetroHawk Energy Corp.:
7.875% 6/1/15 (d)	3,460,000	3,382,150
9.125% 7/15/13	5,910,000	6,042,975
Petroleum Development Corp. 12% 2/15/18	2,810,000	2,978,600
Pioneer Natural Resources Co. 6.65% 3/15/17	3,365,000	3,129,450
Plains Exploration & Production Co. 7% 3/15/17	4,230,000	4,103,100
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	660,000	631,950

	Principal Amount	Value
7.375% 7/15/13	$ 10,075,000	$ 10,150,563
SandRidge Energy, Inc.:
6.3225% 4/1/14 (d)(e)	5,320,000	5,120,500
8.625% 4/1/15 pay-in-kind (d)	7,720,000	7,874,400
Seitel, Inc. 9.75% 2/15/14	4,330,000	3,853,700
Tesoro Corp. 6.5% 6/1/17	1,465,000	1,314,838
W&T Offshore, Inc. 8.25% 6/15/14 (d)	4,490,000	4,332,850
		109,679,189
Entertainment/Film - 0.1%
AMC Entertainment, Inc. 8% 3/1/14	1,365,000	1,214,850
Environmental - 0.4%
Allied Waste North America, Inc.:
6.875% 6/1/17	1,925,000	1,910,563
7.125% 5/15/16	1,385,000	1,381,538
Browning-Ferris Industries, Inc. 7.4% 9/15/35	585,000	549,900
		3,842,001
Food and Drug Retail - 0.5%
Rite Aid Corp.:
6.875% 8/15/13	1,110,000	660,450
7.5% 3/1/17	970,000	780,850
9.375% 12/15/15	1,110,000	727,050
10.375% 7/15/16	2,020,000	1,843,250
SUPERVALU, Inc. 7.5% 11/15/14	900,000	902,250
		4,913,850
Food/Beverage/Tobacco - 1.8%
Constellation Brands, Inc.:
7.25% 9/1/16	880,000	827,200
7.25% 5/15/17	2,515,000	2,364,100
8.375% 12/15/14	575,000	582,188
Dean Foods Co.:
6.9% 10/15/17	4,100,000	3,505,500
7% 6/1/16	1,705,000	1,479,088
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,690,000	3,357,900
Pierre Foods, Inc. 9.875% 7/15/12	3,195,000	479,250
Pilgrims Pride Corp.:
7.625% 5/1/15	2,620,000	2,168,050
8.375% 5/1/17	1,040,000	764,400
Smithfield Foods, Inc. 7.75% 7/1/17	5,045,000	4,288,250
		19,815,926
Gaming - 7.4%
Boyd Gaming Corp. 7.75% 12/15/12	960,000	854,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Chukchansi Economic Development Authority:
6.3275% 11/15/12 (d)(e)	$ 1,010,000	$ 840,825
8% 11/15/13 (d)	3,210,000	2,712,450
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (d)	2,265,000	1,494,900
Galaxy Entertainment Finance Co. Ltd. 9.875% 12/15/12 (Reg. S)	2,130,000	2,087,400
Harrah's Operating Co., Inc. 5.375% 12/15/13	880,000	545,600
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (d)	5,050,000	4,343,000
MGM Mirage, Inc.:
5.875% 2/27/14	1,320,000	1,069,200
6.625% 7/15/15	2,275,000	1,831,375
6.75% 9/1/12	9,015,000	8,023,350
6.75% 4/1/13	1,065,000	918,563
6.875% 4/1/16	5,030,000	4,049,150
7.625% 1/15/17	7,710,000	6,331,838
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	2,140,000	1,947,400
6.375% 7/15/09	950,000	945,250
7.125% 8/15/14	5,680,000	4,686,000
Park Place Entertainment Corp. 8.125% 5/15/11	3,135,000	2,508,000
Scientific Games Corp.:
6.25% 12/15/12	3,275,000	3,135,813
7.875% 6/15/16 (d)	2,885,000	2,870,575
Seminole Hard Rock Entertainment, Inc. 5.2763% 3/15/14 (d)(e)	2,125,000	1,779,688
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	6,495,000	5,975,400
7.25% 5/1/12	6,020,000	5,538,400
Snoqualmie Entertainment Authority:
6.9363% 2/1/14 (d)(e)	3,525,000	2,590,875
9.125% 2/1/15 (d)	2,125,000	1,572,500
Station Casinos, Inc.:
6% 4/1/12	1,045,000	838,613
7.75% 8/15/16	1,040,000	795,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	2,040,000	1,861,500
6.625% 12/1/14	8,455,000	7,757,463
		79,905,128
Healthcare - 6.5%
Bausch & Lomb, Inc. 9.875% 11/1/15 (d)	1,580,000	1,599,750
Community Health Systems, Inc. 8.875% 7/15/15	2,000,000	2,005,000

	Principal Amount	Value
HCA, Inc.:
6.5% 2/15/16	$ 2,670,000	$ 2,226,113
9.125% 11/15/14	4,755,000	4,850,100
9.25% 11/15/16	9,334,000	9,614,020
9.625% 11/15/16 pay-in-kind	5,135,000	5,289,050
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	2,815,000	2,843,150
LVB Acquisition Merger Sub, Inc.:
10% 10/15/17 (d)	2,490,000	2,658,075
10.375% 10/15/17 pay-in-kind (d)	2,620,000	2,770,650
11.625% 10/15/17 (d)	2,340,000	2,468,700
Omega Healthcare Investors, Inc. 7% 4/1/14	9,970,000	9,496,425
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 10.875% 11/15/14 (d)	5,285,000	5,298,213
Service Corp. International:
6.75% 4/1/15	2,615,000	2,471,175
7.5% 4/1/27	6,515,000	5,472,600
Tenet Healthcare Corp.:
6.5% 6/1/12	415,000	392,175
7.375% 2/1/13	2,085,000	1,970,325
United Surgical Partners International, Inc.:
8.875% 5/1/17	300,000	285,750
9.25% 5/1/17 pay-in-kind	330,000	311,025
Ventas Realty LP:
6.5% 6/1/16	1,200,000	1,131,000
6.625% 10/15/14	1,820,000	1,733,550
Viant Holdings, Inc. 10.125% 7/15/17 (d)	3,679,000	3,108,755
VWR Funding, Inc. 10.25% 7/15/15	3,010,000	2,814,350
		70,809,951
Homebuilding/Real Estate - 1.6%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	7,420,000	6,733,650
8.125% 6/1/12	8,345,000	8,011,200
K. Hovnanian Enterprises, Inc.:
6.375% 12/15/14	1,045,000	679,250
8.875% 4/1/12	625,000	456,250
11.5% 5/1/13 (d)	180,000	185,400
KB Home 7.75% 2/1/10	1,025,000	1,045,500
		17,111,250
Hotels - 0.5%
Host Marriott LP 7.125% 11/1/13	5,390,000	5,012,700
Insurance - 0.3%
USI Holdings Corp.:
6.5506% 11/15/14 (d)(e)	3,345,000	2,843,250
9.75% 5/15/15 (d)	360,000	298,800
		3,142,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - 1.9%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	$ 3,080,000	$ 2,571,800
yankee:
7% 6/15/13	3,485,000	3,084,225
7.25% 6/15/16	1,540,000	1,324,400
7.5% 10/15/27	1,980,000	1,554,300
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	1,772,000	1,585,940
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	5,125,000	5,291,563
Universal City Florida Holding Co. I/II:
7.6228% 5/1/10 (e)	4,340,000	4,198,950
8.375% 5/1/10	625,000	618,750
		20,229,928
Metals/Mining - 3.7%
Compass Minerals International, Inc. 12% 6/1/13	5,744,000	5,916,320
Drummond Co., Inc. 7.375% 2/15/16 (d)	8,210,000	7,389,000
FMG Finance Property Ltd.:
6.6819% 9/1/11 (d)(e)	3,555,000	3,590,550
10% 9/1/13 (d)	4,010,000	4,431,050
10.625% 9/1/16 (d)	935,000	1,093,950
Freeport-McMoRan Copper & Gold, Inc. 5.8825% 4/1/15 (e)	755,000	755,000
Massey Energy Co.:
6.625% 11/15/10	350,000	350,000
6.875% 12/15/13	7,380,000	7,213,950
Noranda Aluminium Acquisition Corp. 6.8275% 5/15/15 pay-in-kind (e)	3,500,000	3,018,750
Vedanta Resources PLC 6.625% 2/22/10 (d)	6,335,000	6,287,488
		40,046,058
Paper - 1.4%
Domtar Corp.:
5.375% 12/1/13	1,045,000	940,500
7.125% 8/15/15	1,045,000	992,750
Georgia-Pacific Corp.:
7% 1/15/15 (d)	9,935,000	9,388,575
8.875% 5/15/31	2,325,000	2,185,500
Graphic Packaging International, Inc. 8.5% 8/15/11	1,040,000	1,008,800
Stone Container Corp. 8.375% 7/1/12	545,000	479,600
Stone Container Finance Co. 7.375% 7/15/14	835,000	663,825
		15,659,550

	Principal Amount	Value
Publishing/Printing - 1.0%
Scholastic Corp. 5% 4/15/13	$ 2,755,000	$ 2,300,425
The Reader's Digest Association, Inc. 9% 2/15/17 (d)	3,305,000	2,478,750
TL Acquisitions, Inc.:
0% 7/15/15 (b)(d)	1,590,000	1,212,375
10.5% 1/15/15 (d)	4,885,000	4,396,500
		10,388,050
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	1,475,000	1,491,594
Restaurants - 0.4%
Landry's Restaurants, Inc. 9.5% 12/15/14	4,550,000	4,447,625
Services - 3.7%
ARAMARK Corp.:
6.3728% 2/1/15 (e)	4,155,000	3,884,925
8.5% 2/1/15	3,640,000	3,567,200
Ashtead Capital, Inc. 9% 8/15/16 (d)	3,090,000	2,688,300
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.1756% 5/15/14 (e)	1,180,000	914,500
7.625% 5/15/14	1,475,000	1,171,076
7.75% 5/15/16	4,165,000	3,207,050
FTI Consulting, Inc.:
7.625% 6/15/13	4,965,000	5,113,950
7.75% 10/1/16	535,000	548,375
Hertz Corp.:
8.875% 1/1/14	3,920,000	3,606,400
10.5% 1/1/16	1,055,000	970,600
Iron Mountain, Inc.:
6.625% 1/1/16	575,000	537,625
7.75% 1/15/15	800,000	796,000
8% 6/15/20	1,045,000	1,021,488
8.25% 7/1/11	5,110,000	5,097,225
8.625% 4/1/13	5,270,000	5,296,350
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	715,000	711,425
JohnsonDiversey, Inc. 9.625% 5/15/12	210,000	214,200
Penhall International Corp. 12% 8/1/14 (d)	610,000	451,400
		39,798,089
Shipping - 3.9%
Britannia Bulk PLC 11% 12/1/11	3,395,000	3,776,938
Navios Maritime Holdings, Inc. 9.5% 12/15/14	4,480,000	4,480,000
Ship Finance International Ltd. 8.5% 12/15/13	22,075,000	22,461,292
Teekay Corp. 8.875% 7/15/11	10,618,000	11,201,990
		41,920,220
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Steels - 1.6%
Evraz Group SA:
8.875% 4/24/13 (d)	$ 1,945,000	$ 1,935,275
9.5% 4/24/18 (d)	1,080,000	1,073,304
PNA Group, Inc. 10.75% 9/1/16	1,845,000	2,167,875
RathGibson, Inc. 11.25% 2/15/14	4,820,000	4,615,150
Steel Dynamics, Inc.:
6.75% 4/1/15	5,060,000	4,844,950
7.375% 11/1/12 (d)	2,945,000	2,930,275
		17,566,829
Super Retail - 0.8%
NBC Acquisition Corp. 11% 3/15/13	1,665,000	1,386,113
Nebraska Book Co., Inc. 8.625% 3/15/12	2,740,000	2,260,500
Toys 'R' US, Inc. 7.625% 8/1/11	5,810,000	5,199,950
		8,846,563
Technology - 5.2%
Amkor Technology, Inc.:
7.75% 5/15/13	1,680,000	1,554,000
9.25% 6/1/16	1,055,000	999,613
Avago Technologies Finance Ltd.:
10.125% 12/1/13	1,125,000	1,203,750
11.875% 12/1/15	1,040,000	1,123,200
Celestica, Inc. 7.875% 7/1/11	1,530,000	1,526,175
First Data Corp. 9.875% 9/24/15 (d)	1,490,000	1,300,025
Flextronics International Ltd.:
6.25% 11/15/14	3,110,000	2,892,300
6.5% 5/15/13	2,520,000	2,406,600
Freescale Semiconductor, Inc.:
6.6513% 12/15/14 (e)	3,190,000	2,488,200
8.875% 12/15/14	3,000,000	2,415,000
9.125% 12/15/14 pay-in-kind	555,000	425,963
10.125% 12/15/16	1,425,000	1,083,000
Jabil Circuit, Inc. 8.25% 3/15/18 (d)	1,155,000	1,153,187
Lucent Technologies, Inc.:
6.45% 3/15/29	4,915,000	3,686,250
6.5% 1/15/28	4,915,000	3,686,250
Nortel Networks Corp.:
6.9631% 7/15/11 (e)	4,280,000	4,066,000
10.125% 7/15/13	1,825,000	1,843,250
10.75% 7/15/16 (d)	2,100,000	2,121,000
NXP BV 5.4631% 10/15/13 (e)	4,370,000	3,856,525
Seagate Technology HDD Holdings 6.8% 10/1/16	5,425,000	5,045,250
Spansion LLC 11.25% 1/15/16 (d)	885,000	548,700

	Principal Amount	Value
SunGard Data Systems, Inc.:
9.125% 8/15/13	$ 1,460,000	$ 1,474,600
10.25% 8/15/15	1,460,000	1,467,300
Unisys Corp. 6.875% 3/15/10	710,000	678,050
Xerox Capital Trust I 8% 2/1/27	7,840,000	7,683,200
		56,727,388
Telecommunications - 8.6%
ALLTEL Corp. 7% 7/1/12	2,095,000	2,136,900
Cincinnati Bell, Inc. 8.375% 1/15/14	3,595,000	3,460,188
Citizens Communications Co. 6.25% 1/15/13	1,920,000	1,780,800
Cricket Communications, Inc. 10% 7/15/15 (d)	2,590,000	2,551,150
Digicel Group Ltd.:
8.875% 1/15/15 (d)	5,425,000	5,099,500
9.125% 1/15/15 pay-in-kind (d)	2,727,000	2,570,198
9.25% 9/1/12 (d)	4,605,000	4,708,613
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (d)	5,725,000	5,646,281
11.5% 6/15/16 (d)	368,000	371,680
Intelsat Ltd.:
6.5% 11/1/13	10,705,000	7,600,550
7.625% 4/15/12	7,885,000	6,347,425
9.25% 6/15/16	5,055,000	5,055,000
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (d)	6,040,000	5,881,752
Level 3 Financing, Inc. 6.7044% 2/15/15 (e)	3,960,000	3,247,200
Mobile Telesystems Finance SA 8% 1/28/12 (d)	6,558,000	6,582,920
Nextel Communications, Inc.:
5.95% 3/15/14	960,000	770,400
6.875% 10/31/13	2,930,000	2,475,850
7.375% 8/1/15	2,210,000	1,834,300
Orascom Telecom Finance SCA 7.875% 2/8/14 (d)	6,100,000	5,657,750
Qwest Corp. 6.0263% 6/15/13 (e)	5,695,000	5,467,200
Rural Cellular Corp. 5.6819% 6/1/13 (e)	3,010,000	3,017,525
Sprint Nextel Corp. 6% 12/1/16	1,015,000	872,900
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	2,145,000	2,209,350
U.S. West Communications 7.5% 6/15/23	1,655,000	1,485,363
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (d)	4,245,000	4,181,325
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (d)	1,575,000	1,549,485
		92,561,605
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Textiles & Apparel - 0.8%
Hanesbrands, Inc. 6.5081% 12/15/14 (d)(e)	$ 3,205,000	$ 2,996,675
Levi Strauss & Co.:
8.875% 4/1/16	2,200,000	2,145,000
9.75% 1/15/15	2,960,000	3,108,000
		8,249,675
TOTAL NONCONVERTIBLE BONDS		937,643,994
TOTAL CORPORATE BONDS (Cost $1,003,219,599)		945,377,922
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0935% 4/25/21 (d)(e) (Cost $105,908)	143,396	129,056
Common Stocks - 0.0%
	Shares
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (f) (Cost $1,974,627)	48,889	308,001
Preferred Stocks - 2.0%

Convertible Preferred Stocks - 0.6%
Electric Utilities - 0.2%
AES Trust III 6.75%	51,000	2,483,190
Energy - 0.4%
El Paso Corp. 4.99%	2,449	4,237,028
TOTAL CONVERTIBLE PREFERRED STOCKS		6,720,218
Nonconvertible Preferred Stocks - 1.4%
Banks and Thrifts - 0.9%
Bank of America Corp. Series H, 8.20%	175,000	4,341,750
Fannie Mae Series T, 8.25%	219,200	5,265,184
		9,606,934
Telecommunications - 0.5%
Rural Cellular Corp. 12.25% pay-in-kind	3,862	4,827,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS		14,434,434
TOTAL PREFERRED STOCKS (Cost $20,072,609)		21,154,652
Floating Rate Loans - 6.1%
	Principal Amount	Value
Automotive - 0.4%
Federal-Mogul Corp.:
Tranche B, term loan 4.4098% 12/27/14 (e)	$ 2,305,114	$ 1,890,194
Tranche C, term loan 4.4146% 12/27/15 (e)	1,784,610	1,463,380
General Motors Corp. term loan 5.0588% 11/29/13 (e)	1,780,000	1,477,400
		4,830,974
Broadcasting - 0.1%
Univision Communications, Inc. Tranche 1LN, term loan 5.1242% 9/29/14 (e)	1,480,000	1,206,200
Cable TV - 0.8%
Charter Communications Operating LLC Tranche B 1LN, term loan 4.9% 3/6/14 (e)	2,930,275	2,563,991
CSC Holdings, Inc. Tranche B, term loan 4.225% 3/31/13 (e)	3,586,827	3,398,518
Insight Midwest Holdings LLC Tranche B, term loan 4.69% 4/6/14 (e)	3,260,250	3,097,238
		9,059,747
Capital Goods - 0.3%
Dresser, Inc.:
Tranche 2LN, term loan 8.4688% 5/4/15 pay-in-kind (e)	3,250,000	3,128,125
Tranche B 1LN, term loan 5.215% 5/4/14 (e)	419,002	402,242
		3,530,367
Containers - 0.4%
Anchor Glass Container Corp. term loan 7.75% 6/20/14 (e)	4,075,000	4,003,688
Electric Utilities - 0.8%
Ashmore Energy International:
Revolving Credit-Linked Deposit 5.8006% 3/30/12 (e)	659,006	599,695
term loan 5.8006% 3/30/14 (e)	4,806,096	4,373,547
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 6.2623% 10/10/14 (e)	3,631,179	3,354,302
		8,327,544
Entertainment/Film - 0.4%
Zuffa LLC term loan 4.5625% 6/19/15 (e)	4,968,126	4,222,908
Gaming - 0.2%
Fantasy Springs Resort Casino term loan 9.44% 8/6/12 (e)	2,960,000	2,604,800
Healthcare - 0.7%
Community Health Systems, Inc.:
term loan 4.8591% 7/25/14 (e)	4,843,507	4,552,897
Floating Rate Loans - continued
	Principal Amount	Value
Healthcare - continued
Community Health Systems, Inc.: - continued
Tranche DD, term loan 7/25/14 (g)	$ 247,796	$ 232,928
PTS Acquisition Corp. term loan 5.0506% 4/10/14 (e)	2,503,903	2,237,863
		7,023,688
Paper - 0.5%
Georgia-Pacific Corp. Tranche B1, term loan 4.4487% 12/23/12 (e)	5,608,348	5,285,868
Restaurants - 0.1%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0263% 6/14/13 (e)	120,978	102,831
term loan 5.125% 6/14/14 (e)	1,516,395	1,288,936
		1,391,767
Services - 0.2%
Penhall International Corp. term loan 10.1325% 4/1/12 pay-in-kind (e)	2,356,365	1,837,964
Technology - 0.6%
Kronos, Inc.:
Tranche 1LN, term loan 5.0506% 6/11/14 (e)	3,477,239	3,216,446
Tranche 2LN, term loan 8.5506% 6/11/15 (e)	3,190,000	2,727,450
SS&C Technologies, Inc. term loan 4.7814% 11/23/12 (e)	354,092	334,617
		6,278,513
Telecommunications - 0.2%
Digicel International Finance Ltd. term loan 5.3125% 3/30/12 (e)	2,150,000	2,047,875
Textiles & Apparel - 0.4%
Hanesbrands, Inc. Tranche B 1LN, term loan 4.6377% 9/5/13 (e)	1,055,000	1,019,394
Levi Strauss & Co. term loan 4.6981% 4/4/14 (e)	3,525,000	3,084,375
		4,103,769
TOTAL FLOATING RATE LOANS (Cost $70,063,641)		65,755,672
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 2.38% (a) (Cost $31,530,044)	31,530,044	$ 31,530,044
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $1,126,966,428)		1,064,255,347
NET OTHER ASSETS - 1.6%		17,032,828
NET ASSETS - 100%		$ 1,081,288,175
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $264,067,985 or 24.4% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $308,001 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627

(g) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $247,796 and $232,928, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 858,040
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,064,255,347	$ 35,871,794	$ 1,025,341,696	$ 3,041,857
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 3,364,330
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(319,700)
Cost of Purchases	-
Proceeds of Sales	(4,599)
Amortization/Accretion	1,826
Transfer in/out of Level 3	-
Ending Balance	$ 3,041,857

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.1%
Bermuda	6.1%
Canada	4.0%
Luxembourg	2.0%
Marshall Islands	1.4%
United Kingdom	1.0%
Others (individually less than 1%)	4.4%
100.0%
Income Tax Information

At December 31, 2007, the fund had a capital loss carryforward of approximately $1,106,634,720 of which $245,599,835, $772,554,243 and $88,480,642 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,095,436,384)	$ 1,032,725,303
Fidelity Central Funds (cost $31,530,044)	31,530,044
Total Investments (cost $1,126,966,428)		$ 1,064,255,347
Cash		96,936
Receivable for investments sold		10,452,016
Receivable for fund shares sold		1,432,102
Dividends receivable		30,551
Interest receivable		19,526,601
Distributions receivable from Fidelity Central Funds		80,553
Prepaid expenses		1,774
Other receivables		56
Total assets		1,095,875,936

Liabilities
Payable for investments purchased	$ 12,122,383
Payable for fund shares redeemed	1,665,150
Accrued management fee	533,584
Distribution fees payable	38,300
Other affiliated payables	100,294
Other payables and accrued expenses	128,050
Total liabilities		14,587,761

Net Assets		$ 1,081,288,175
Net Assets consist of:
Paid in capital		$ 2,218,572,214
Undistributed net investment income		44,064,131
Accumulated undistributed net realized gain (loss) on investments		(1,118,637,089)
Net unrealized appreciation (depreciation) on investments		(62,711,081)
Net Assets		$ 1,081,288,175

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($663,166,471 ÷ 111,045,306 shares)	$ 5.97

Service Class: Net Asset Value, offering price and redemption price per share ($149,678,525 ÷ 25,192,399 shares)	$ 5.94

Service Class 2: Net Asset Value, offering price and redemption price per share ($99,134,653 ÷ 16,905,308 shares)	$ 5.86

Initial Class R: Net Asset Value, offering price and redemption price per share ($19,912,231 ÷ 3,342,339 shares)	$ 5.96

Service Class R: Net Asset Value, offering price and redemption price per share ($30,549,479 ÷ 5,155,183 shares)	$ 5.93

Service Class 2R: Net Asset Value, offering price and redemption price per share ($1,895,825 ÷ 323,856 shares)	$ 5.85

Investor Class: Net Asset Value, offering price and redemption price per share ($116,950,991 ÷ 19,635,125 shares)	$ 5.96

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 169,376
Interest		45,608,560
Income from Fidelity Central Funds		858,040
Total income		46,635,976

Expenses
Management fee	$ 3,145,896
Transfer agent fees	413,525
Distribution fees	222,484
Accounting fees and expenses	196,104
Custodian fees and expenses	9,979
Independent trustees' compensation	2,365
Audit	39,833
Legal	23,648
Interest	811
Miscellaneous	101,257
Total expenses before reductions	4,155,902
Expense reductions	(6,068)	4,149,834
Net investment income		42,486,142
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(11,986,981)
Change in net unrealized appreciation (depreciation) on investment securities		(32,158,800)
Net gain (loss)		(44,145,781)
Net increase (decrease) in net assets resulting from operations		$ (1,659,639)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 42,486,142	$ 96,249,761
Net realized gain (loss)	(11,986,981)	3,555,671
Change in net unrealized appreciation (depreciation)	(32,158,800)	(61,698,137)
Net increase (decrease) in net assets resulting from operations	(1,659,639)	38,107,295
Distributions to shareholders from net investment income	-	(97,629,838)
Share transactions - net increase (decrease)	(82,438,269)	(164,355,256)
Redemption fees	75,947	175,614
Total increase (decrease) in net assets	(84,021,961)	(223,702,185)

Net Assets
Beginning of period	1,165,310,136	1,389,012,321
End of period (including undistributed net investment income of $44,064,131 and undistributed net investment income of $1,577,989, respectively)	$ 1,081,288,175	$ 1,165,310,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 5.98	$ 6.35	$ 6.17	$ 7.00	$ 6.95	$ 5.93
Income from Investment Operations
Net investment income E	.228	.485	.476	.457	.494	.520
Net realized and unrealized gain (loss)	(.238)	(.311)	.216	(.281)	.126	.980
Total from investment operations	(.010)	.174	.692	.176	.620	1.500
Distributions from net investment income	-	(.545)	(.512)	(1.006)	(.570)	(.480)
Redemption fees added to paid in capital E	- I	.001	-	-	-	-
Net asset value, end of period	$ 5.97	$ 5.98	$ 6.35	$ 6.17	$ 7.00	$ 6.95
Total Return B, C, D	(.17)%	2.79%	11.24%	2.70%	9.59%	27.26%
Ratios to Average Net Assets F, H
Expenses before reductions	.71% A	.68%	.71%	.70%	.71%	.69%
Expenses net of fee waivers, if any	.71% A	.68%	.71%	.70%	.71%	.69%
Expenses net of all reductions	.71% A	.68%	.71%	.70%	.71%	.69%
Net investment income	7.72% A	7.47%	7.40%	6.98%	7.43%	8.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 663,166	$ 726,409	$ 922,565	$ 1,080,002	$ 1,371,736	$ 1,593,714
Portfolio turnover rateG	64% A	70%	65%	95%	128%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 5.95	$ 6.32	$ 6.14	$ 6.97	$ 6.92	$ 5.91
Income from Investment Operations
Net investment income E	.224	.477	.467	.448	.486	.513
Net realized and unrealized gain (loss)	(.234)	(.312)	.218	(.283)	.124	.967
Total from investment operations	(.010)	.165	.685	.165	.610	1.480
Distributions from net investment income	-	(.536)	(.505)	(.995)	(.560)	(.470)
Redemption fees added to paid in capital E	-I	.001	-	-	-	-
Net asset value, end of period	$ 5.94	$ 5.95	$ 6.32	$ 6.14	$ 6.97	$ 6.92
Total Return B, C, D	(.17)%	2.66%	11.18%	2.52%	9.47%	26.97%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.78%	.81%	.80%	.81%	.79%
Expenses net of fee waivers, if any	.80% A	.78%	.81%	.80%	.81%	.79%
Expenses net of all reductions	.80% A	.78%	.81%	.80%	.81%	.79%
Net investment income	7.62% A	7.37%	7.30%	6.88%	7.33%	8.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 149,679	$ 180,837	$ 277,546	$ 319,380	$ 377,122	$ 417,928
Portfolio turnover rateG	64% A	70%	65%	95%	128%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 5.88	$ 6.25	$ 6.08	$ 6.91	$ 6.87	$ 5.87
Income from Investment Operations
Net investment income E	.217	.461	.453	.433	.470	.501
Net realized and unrealized gain (loss)	(.237)	(.305)	.216	(.284)	.130	.959
Total from investment operations	(.020)	.156	.669	.149	.600	1.460
Distributions from net investment income	-	(.527)	(.499)	(.979)	(.560)	(.460)
Redemption fees added to paid in capital E	- I	.001	-	-	-	-
Net asset value, end of period	$ 5.86	$ 5.88	$ 6.25	$ 6.08	$ 6.91	$ 6.87
Total Return B, C, D	(.34)%	2.54%	11.02%	2.31%	9.38%	26.75%
Ratios to Average Net Assets F, H
Expenses before reductions	.96% A	.93%	.97%	.95%	.97%	.95%
Expenses net of fee waivers, if any	.96% A	.93%	.97%	.95%	.97%	.95%
Expenses net of all reductions	.96% A	.93%	.97%	.95%	.97%	.95%
Net investment income	7.46% A	7.22%	7.14%	6.72%	7.17%	7.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,135	$ 97,266	$ 110,503	$ 86,757	$ 94,246	$ 76,383
Portfolio turnover rateG	64% A	70%	65%	95%	128%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

Financial Highlights - Initial Class R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.96	$ 6.34	$ 6.16	$ 7.00	$ 6.47
Income from Investment Operations
Net investment income E	.228	.479	.475	.455	.338
Net realized and unrealized gain (loss)	(.228)	(.313)	.218	(.288)	.192
Total from investment operations	-	.166	.693	.167	.530
Distributions from net investment income	-	(.547)	(.513)	(1.007)	-
Redemption fees added to paid in capital E	- J	.001	-	-	-
Net asset value, end of period	$ 5.96	$ 5.96	$ 6.34	$ 6.16	$ 7.00
Total Return B, C, D	-%	2.65%	11.27%	2.55%	8.19%
Ratios to Average Net Assets F, I
Expenses before reductions	.70% A	.68%	.71%	.70%	.71% A
Expenses net of fee waivers, if any	.70% A	.68%	.71%	.70%	.71% A
Expenses net of all reductions	.70% A	.67%	.71%	.70%	.71% A
Net investment income	7.72% A	7.47%	7.39%	6.98%	7.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,912	$ 19,401	$ 93	$ 83	$ 81
Portfolio turnover rate G	64% A	70%	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.93	$ 6.32	$ 6.14	$ 6.97	$ 6.45
Income from Investment Operations
Net investment income E	.224	.471	.467	.447	.332
Net realized and unrealized gain (loss)	(.224)	(.318)	.219	(.282)	.188
Total from investment operations	-	.153	.686	.165	.520
Distributions from net investment income	-	(.544)	(.506)	(.995)	-
Redemption fees added to paid in capital E	- J	.001	-	-	-
Net asset value, end of period	$ 5.93	$ 5.93	$ 6.32	$ 6.14	$ 6.97
Total Return B, C, D	-%	2.45%	11.19%	2.53%	8.06%
Ratios to Average Net Assets F, I
Expenses before reductions	.80% A	.78%	.81%	.80%	.81% A
Expenses net of fee waivers, if any	.80% A	.78%	.81%	.80%	.81% A
Expenses net of all reductions	.80% A	.77%	.81%	.80%	.81% A
Net investment income	7.62% A	7.37%	7.30%	6.88%	7.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,549	$ 33,129	$ 92	$ 83	$ 81
Portfolio turnover rate G	64% A	70%	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

Financial Highlights - Service Class 2R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.87	$ 6.25	$ 6.08	$ 6.91	$ 6.40
Income from Investment Operations
Net investment income E	.217	.453	.453	.433	.322
Net realized and unrealized gain (loss)	(.237)	(.294)	.214	(.282)	.188
Total from investment operations	(.020)	.159	.667	.151	.510
Distributions from net investment income	-	(.540)	(.497)	(.981)	-
Redemption fees added to paid in capital E	- J	.001	-	-	-
Net asset value, end of period	$ 5.85	$ 5.87	$ 6.25	$ 6.08	$ 6.91
Total Return B, C, D	(.34)%	2.59%	10.99%	2.33%	7.97%
Ratios to Average Net Assets F, I
Expenses before reductions	.95% A	.93%	.96%	.94%	.96% A
Expenses net of fee waivers, if any	.95% A	.93%	.96%	.94%	.96% A
Expenses net of all reductions	.95% A	.92%	.96%	.94%	.96% A
Net investment income	7.47% A	7.23%	7.14%	6.73%	6.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,896	$ 2,347	$ 92	$ 83	$ 81
Portfolio turnover rate G	64% A	70%	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.96	$ 6.34	$ 6.16	$ 6.54
Income from Investment Operations
Net investment income E	.227	.477	.471	.193
Net realized and unrealized gain (loss)	(.227)	(.317)	.220	(.089)
Total from investment operations	-	.160	.691	.104
Distributions from net investment income	-	(.541)	(.511)	(.484)
Redemption fees added to paid in capital E	- J	.001	-	-
Net asset value, end of period	$ 5.96	$ 5.96	$ 6.34	$ 6.16
Total Return B, C, D	-%	2.56%	11.24%	1.60%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.75%	.80%	.82% A
Expenses net of fee waivers, if any	.75% A	.75%	.80%	.82% A
Expenses net of all reductions	.75% A	.75%	.79%	.82% A
Net investment income	7.68% A	7.40%	7.31%	6.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,951	$ 105,920	$ 78,122	$ 17,363
Portfolio turnover rate G	64% A	70%	65%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,253,868
Unrealized depreciation	(69,181,506)
Net unrealized appreciation (depreciation)	$ (59,927,638)
Cost for federal income tax purposes	$ 1,124,182,985

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, and Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $362,696,018 and $329,782,446, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 80,416
Service Class 2	122,534
Service Class R	16,887
Service Class 2R	2,647
$ 222,484

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .14% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 243,492
Service Class	54,755
Service Class 2	35,703
Initial Class R	7,009
Service Class R	11,159
Service Class 2R	700
Investor Class	60,707
$ 413,525

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,612,500	2.21%	$ 811

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,118 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,068.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 25% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 41% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,707, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 61,181,728
Service Class	-	15,050,616
Service Class 2	-	8,016,832
Initial Class R	-	1,530,545
Service Class R	-	2,877,714
Service Class 2R	-	197,616
Investor Class	-	8,774,787
Total	$ -	$ 97,629,838

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	4,804,613	12,677,576	$ 28,502,969	$ 82,289,588
Reinvestment of distributions	-	10,250,373	-	61,181,728
Shares redeemed	(15,268,023)	(46,741,082)	(90,490,669)	(303,739,669)
Net increase (decrease)	(10,463,410)	(23,813,133)	$ (61,987,700)	$ (160,268,353)
Service Class
Shares sold	1,212,812	7,272,930	$ 7,123,481	$ 47,094,455
Reinvestment of distributions	-	2,534,231	-	15,050,616
Shares redeemed	(6,410,603)	(23,340,688)	(37,670,494)	(151,431,271)
Net increase (decrease)	(5,197,791)	(13,533,527)	$ (30,547,013)	$ (89,286,200)
Service Class 2
Shares sold	6,010,373	8,444,176	$ 35,091,666	$ 53,910,284
Reinvestment of distributions	-	1,366,105	-	8,016,832
Shares redeemed	(5,654,048)	(10,947,040)	(33,063,892)	(70,302,878)
Net increase (decrease)	356,325	(1,136,759)	$ 2,027,774	$ (8,375,762)
Initial Class R
Shares sold	2,144,639	5,411,074	$ 12,670,343	$ 35,054,266
Reinvestment of distributions	-	256,866	-	1,530,545
Shares redeemed	(2,055,935)	(2,428,909)	(12,241,586)	(15,690,427)
Net increase (decrease)	88,704	3,239,031	$ 428,757	$ 20,894,384
Service Class R
Shares sold	3,627,434	9,889,917	$ 21,306,065	$ 64,023,977
Reinvestment of distributions	-	485,450	-	2,877,714
Shares redeemed	(4,055,124)	(4,807,115)	(23,969,430)	(30,735,401)
Net increase (decrease)	(427,690)	5,568,252	$ (2,663,365)	$ 36,166,290
Service Class 2R
Shares sold	42,229	429,894	$ 247,005	$ 2,760,010
Reinvestment of distributions	-	33,738	-	197,616
Shares redeemed	(118,426)	(78,295)	(687,994)	(501,434)
Net increase (decrease)	(76,197)	385,337	$ (440,989)	$ 2,456,192
Investor Class
Shares sold	7,997,342	11,981,724	$ 47,229,286	$ 77,520,061
Reinvestment of distributions	-	1,472,733	-	8,774,787
Shares redeemed	(6,123,960)	(8,021,078)	(36,485,019)	(52,236,655)
Net increase (decrease)	1,873,382	5,433,379	$ 10,744,267	$ 34,058,193

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	821,220,039.81	95.845
Withheld	35,598,080.64	4.155
TOTAL	856,818,120.45	100.000
Dennis J. Dirks
Affirmative	822,124,493.63	95.951
Withheld	34,693,626.82	4.049
TOTAL	856,818,120.45	100.000
Edward C. Johnson 3d
Affirmative	820,473,313.05	95.758
Withheld	36,344,807.40	4.242
TOTAL	856,818,120.45	100.000
Alan J. Lacy
Affirmative	822,170,402.95	95.956
Withheld	34,647,717.50	4.044
TOTAL	856,818,120.45	100.000
Ned C. Lautenbach
Affirmative	821,435,006.18	95.870
Withheld	35,383,114.27	4.130
TOTAL	856,818,120.45	100.000
Joseph Mauriello
Affirmative	822,174,756.53	95.957
Withheld	34,643,363.92	4.043
TOTAL	856,818,120.45	100.000
Cornelia M. Small
Affirmative	822,263,792.20	95.967
Withheld	34,554,328.25	4.033
TOTAL	856,818,120.45	100.000
William S. Stavropoulos
Affirmative	821,014,987.67	95.821
Withheld	35,803,132.78	4.179
TOTAL	856,818,120.45	100.000
David M. Thomas
Affirmative	822,321,743.26	95.974
Withheld	34,496,377.19	4.026
TOTAL	856,818,120.45	100.000
Michael E. Wiley
Affirmative	822,218,346.41	95.962
Withheld	34,599,774.04	4.038
TOTAL	856,818,120.45	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	701,273,514.99	81.846
Against	103,131,328.05	12.037
Abstain	52,413,277.41	6.117
TOTAL	856,818,120.45	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP High Income Portfolio

On June 19, 2008, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for one month, through July 31, 2008, in connection with the reorganization of the Fidelity funds under two separate boards. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be extended, without modification, through July 31, 2008, with the understanding that the Board will consider their renewal in July 2008.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPHIR-SANN-0808
1.833449.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 28, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 28, 2008